As filed with the Securities and Exchange Commission on May 17, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 – March 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

Gurtin Municipal Bond Management

2017 Semi-Annual Funds Report
March 31, 2017
(Unaudited)

TABLE OF CONTENTS

A Message to Our Shareholders	1

Gurtin National Municipal Opportunistic Value Fund
Performance Chart and Analysis	2
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10

Gurtin California Municipal Opportunistic Value Fund
Performance Chart and Analysis	12
Schedule of Investments	14
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20

Gurtin National Municipal Intermediate Value Fund
Performance Chart and Analysis	21
Schedule of Investments	22
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	31

Gurtin California Municipal Intermediate Value Fund
Performance Chart and Analysis	32
Schedule of Investments	33
Statement of Assets and Liabilities	38
Statement of Operations	39
Statements of Changes in Net Assets	40
Financial Highlights	41

Notes to Financial Statements	42
Additional Information	47

GURTIN VALUE FUNDS A MESSAGE TO OUR SHAREHOLDERS MARCH 31, 2017

Dear Shareholders:
Against a backdrop of surprise election results, stock market rallies, and municipal bond market volatility, most municipal bond investors would agree that the past 6 months ended March 31, 2017, have been nothing short of eventful. While the stock market exhaled a collective post-election sigh of relief following the U.S. presidential election, the November election's political upheaval and subsequent one party control of Congress and the White House led to municipal bond market volatility in the fourth quarter of 2016 before eventually stabilizing in the first quarter of 2017. Throughout it all, while not underestimating the impact of potential policy changes and political uncertainty on the economy and interest rates, we have continued to maintain our disciplined investment approach in our management of the Gurtin National Municipal Opportunistic Value Fund, Gurtin California Municipal Opportunistic Value Fund, Gurtin National Municipal Intermediate Value Fund, and Gurtin California Municipal Intermediate Value Fund (the Gurtin Funds).
The fourth quarter of 2016 served as a reminder that a forecast is not the equivalent of a foregone conclusion. Following the surprise outcome of the U.S. presidential election, uncertainty regarding potential tax policy changes and inflationary pressures associated with pro-growth policies led to notable volatility in the municipal market. As municipal yields spiked across the curve in the final two months of the year, the most significant increases were seen in the intermediate- to long-term portion of the yield curve. Not surprisingly, municipal bond investors subsequently ran for the exits – breaking municipal bond mutual funds' 13-month streak of net inflows with net outflows in November and December, and further contributing to volatility. Having maintained a watchful eye for the rocky path and random spread widening that we believed would be seen for intermediate municipal yields should the market experience volatility, the Gurtin Funds were able to take advantage of such instances in the fund outflow induced market dislocation.
As with all periods of market dislocation, the volatility was short-lived. As we entered 2017, even as the municipal market showed day-to-day and week-to-week volatility, we saw municipal bonds stabilize in the first quarter. As hopes for significant changes in tax policy have eroded, short- to intermediate-term municipal yields have declined relative to Treasury yields, whereas yields of municipals maturing in more than ten years have remained flat, mirroring Treasuries. Overall, municipal yields have stayed in a fairly tight range year-to-date, having moved only four basis points across the curve on average.
Looking forward, with the beliefs that the economy trumps politics and there continues to be opportunity in a rising rate backdrop, we remain focused on the Federal Reserve (Fed) and the economy, which has continued to expand at a modest pace, with inflation ticking up toward the Fed's 2% target.
Sincerely,
William R. Gurtin
CEO, CIO, Managing Partner
 Gurtin Fixed Income Management, LLC
Important Information:
There can be no guarantee that any strategy (risk management) or otherwise will be successful. All investing involves risk, including the potential loss of principal.
Bonds: Investing in the bond market is subject to certain risks including market, interest-rate, issuer, credit and inflation risk; investments may be worth more or less than the original cost when redeemed. Income from municipal bonds may be subject to state and local taxes and at times the alternative minimum tax; a strategy concentrating in a single or limited number of states is subject to greater risk of adverse economic conditions and regulatory changes. The value of most bond funds and fixed income securities is impacted by changes in interest rates. Bonds and bond funds with longer durations tend to be more sensitive and more volatile than securities with shorter durations; bond prices generally fall as interest rates rise. Credit risk refers to an issuer's ability to make interest and principal payments when due.
1

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND PERFORMANC CHART AND ANALYSIS MARCH 31, 2017

The following chart reflects the change in the value of a hypothetical $250,000 investment in Institutional Shares, including reinvested dividends and distributions, in Gurtin National Municipal Opportunistic Value Fund (the "Fund") compared with the performance of the benchmark, Bank of America Merrill Lynch Municipal Miscellaneous Index 7-12 Years  ("BAML Muni Misc 7-12") and the Bank of America Merrill Lynch Municipal Blended Index ("BAML Muni Blended"), since inception. The BAML Muni Misc 7-12 was formerly known as the Merrill Lynch Municipal Miscellaneous 7-12 Years Index and measures the performance of municipal securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years. The BAML Muni Blended is a blend of 75% of The Bank of America Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years, and 25% of the Bank of America Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 12 years and less than 22 years. The total returns of both the BAML Muni Misc 7-12 and the BAML Muni Blended includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total returns of the BAML Muni Misc 7-12 and the BAML Muni Blended does not include expenses. The Fund is professionally managed, while the BAML Muni Misc 7-12 and the BAML Muni Blended are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 342-5763. As stated in the Fund's current prospectus, the annual operating expense ratio (gross) is 0.71%. However, the Fund's adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.60%, through February 1, 2018. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
2

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND PERFORMANC CHART AND ANALYSIS MARCH 31, 2017

A privately offered fund managed by the Gurtin National Municipal Opportunistic Value Fund's Adviser and portfolio management team ("Predecessor Fund") reorganized into the Gurtin National Municipal Opportunistic Value Fund on November 3, 2014. This Predecessor Fund was organized on November 16, 2009, and commenced operations on May 3, 2010. The Predecessor Fund had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Gurtin National Municipal Opportunistic Value Fund. The Predecessor Fund, however, was not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance. The Gurtin National Municipal Opportunistic Value Fund's performance for periods prior to the commencement of operations is that of the Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the SEC. The performance of the Predecessor Fund was calculated net of the Predecessor Fund's fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Gurtin National Municipal Opportunistic Value Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Gurtin National Municipal Opportunistic Value Fund, the performance may have been higher or lower. Past performance is not indicative of future results.

3

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 96.0%
California - 14.6%
$85,000	California Health Facilities Financing Authority, California RB, Series A	5.00%	04/01/25	$85,247
500,000	California State Public Works Board, California RB, Series B1	5.63	03/01/30	557,070
2,875,000	California State Public Works Board, California RB, Series G	5.00	11/01/37	3,221,869
1,000,000	City of Fairfield, California COP, Series A (a)	6.55	04/01/30	607,960
670,000	County of San Bernardino, California COP	5.00	08/01/28	671,601
1,450,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/29	1,645,373
1,000,000	Modesto Irrigation District, California RB (b)	1.29	09/01/27	937,210
1,000,000	Natomas Unified School District, California GOB (a)	5.05	08/01/26	608,240
1,000,000	Natomas Unified School District, California GOB (a)	5.14	08/01/27	574,130
3,050,000	Sacramento County Sanitation Districts Financing Authority, California RB, Series B (b)	1.24	12/01/35	2,614,155
2,225,000	State of California, California GOB	5.50	08/01/29	2,355,296
130,000	State of California, California GOB, Series 07	5.13	10/01/27	130,464
1,500,000	Stockton East Water District, California COP, Series B (a)	5.96-5.98	04/01/20	1,258,530
2,200,000	Stockton East Water District, California COP, Series B (a)	6.09	04/01/26	1,281,874

Principal	Security Description	Rate	Maturity	Value

$250,000	Victor Valley Community College District, California GOB, Series A	5.38%	08/01/29	$274,578

				16,823,597
Colorado - 1.2%
1,250,000	State of Colorado Department of Transportation, Colorado COP	5.00	06/15/41	1,328,963

Connecticut - 2.6%
3,000,000	State of Connecticut, Connecticut GOB, Series A (b)	1.86	03/01/24	2,986,590

District of Columbia - 3.7%
1,350,000	Metropolitan Washington Airports Authority, District of Columbia RB, Series B	5.00	10/01/32	1,374,948
2,900,000	Washington Convention & Sports Authority, District of Columbia RB, Series A	4.50	10/01/30	2,907,685

				4,282,633
Florida - 7.2%
2,775,000	County of Miami-Dade Transit System, Florida RB	5.00	07/01/32	2,913,223
5,250,000	County of Orange FL Tourist Development Tax, Florida RB	5.00	10/01/19	5,358,307

				8,271,530
Illinois - 23.4%
2,465,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/32	2,752,961
1,000,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/33	1,120,170
1,000,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/41	1,105,020
500,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/27	534,440
525,000	Chicago Park District, Illinois GOB, Series A	5.50	01/01/33	591,339

See Notes to Financial Statements.	4

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017

Principal	Security Description	Rate	Maturity	Value

$980,000	Chicago Park District, Illinois GOB, Series A	5.00%	01/01/33	$1,029,382
3,000,000	Chicago Park District, Illinois GOB, Series A	5.75	01/01/38	3,429,630
1,975,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/40	2,093,105
1,500,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/27	1,611,105
920,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/29	983,186
1,250,000	Illinois Finance Authority, Illinois RB	5.00	07/01/46	1,262,875
1,000,000	Illinois Finance Authority, Illinois RB, Series A	5.25	08/15/33	1,043,890
3,500,000	Illinois Finance Authority, Illinois RB, Series A	5.00	02/15/45	3,726,800
525,000	Illinois Finance Authority, Illinois RB, Series D	6.25	11/01/28	567,950
1,805,000	Illinois State Toll Highway Authority, Illinois RB, Series A	5.00	01/01/40	1,986,601
1,030,000	University of Illinois, Illinois RB, Series A	5.13	04/01/36	1,107,899
900,000	University of Illinois, Illinois RB, Series A	5.00	04/01/39	972,153
825,000	Will Grundy Etc Counties Community College District No. 525, Illinois GOB, Series B	5.25	06/01/36	920,007

				26,838,513
Indiana - 1.8%
1,950,000	Indiana Finance Authority, Indiana RB, Series A	5.00	05/01/42	2,090,186

Kansas - 1.7%
2,000,000	State of Kansas Department of Transportation, Kansas RB, Series B-3 (b)	0.77	09/01/17	1,999,640

Maryland - 0.6%
625,000	Montgomery County Housing Opportunites Commission, Maryland RB, Series C	5.00	07/01/31	663,206

Principal	Security Description	Rate	Maturity	Value

Massachusetts - 0.8%
$880,000	Massachusetts Housing Finance Agency, Massachusetts RB, Series C	5.00%	12/01/30	$909,366

Michigan - 0.5%
550,000	Michigan State Building Authority, Michigan RB, Series A	5.20	10/15/31	618,492

Missouri - 1.0%
1,000,000	City of St. Louis MO Airport Revenue, Missouri RB	6.63	07/01/34	1,107,310

New York - 14.3%
1,000,000	Metropolitan Transportation Authority, New York RB, Series C	5.00	11/15/28	1,045,680
1,000,000	New York City Water & Sewer System, New York RB, Series A	5.75	06/15/40	1,057,250
5,000,000	New York City Water & Sewer System, New York RB, Series DD	5.00	06/15/32	5,233,400
50,000	New York State Dormitory Authority, New York RB	5.75	02/15/19	50,199
1,000,000	New York State Dormitory Authority, New York RB	5.00	07/01/38	1,050,260
2,500,000	New York State Dormitory Authority, New York RB	5.00	07/01/46	2,526,075
3,650,000	New York State Thruway Authority, New York RB, Series H	5.00	01/01/25	3,762,967
1,410,000	Schenectady Metroplex Development Authority, New York RB, Series A	5.50	08/01/33	1,639,252

				16,365,083
Ohio - 12.0%
2,950,000	American Municipal Power, Inc., Ohio RB, Series B	5.00	02/15/37	3,226,680
5,225,000	Ohio Higher Educational Facility Commission, Ohio RB, Series A	5.25	01/01/33	5,367,695

See Notes to Financial Statements.	5

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017

Principal	Security Description	Rate	Maturity	Value

$5,000,000	Ohio Higher Educational Facility Commission, Ohio RB, Series A	5.50%	01/01/43	$5,144,300

				13,738,675
Pennsylvania - 3.6%
1,300,000	Elizabethtown Area School District, Pennsylvania GOB	2.00	03/01/18	1,301,196
2,600,000	Pennsylvania Turnpike Commission, Pennsylvania RB, Series A-1	5.00	12/01/41	2,858,492

				4,159,688
Texas - 1.5%
2,000,000	County of Harris, Texas RB (b)	1.37	08/15/35	1,700,620

Virginia - 2.4%
2,775,000	Fairfax County Redevelopment & Housing Authority, Virginia RB	4.75	04/01/38	2,778,968

Washington - 3.1%
1,715,000	Central Puget Sound Regional Transit Authority, Washington RB	4.75	02/01/28	1,816,888
1,455,000	Everett Housing Authority, Washington RB (b)	4.89	06/01/37	1,459,554
250,000	State of Washington, Washington COP, Series D	5.45	07/01/28	268,975

				3,545,417

Total Municipal Bonds (Cost $108,344,400)	110,208,477

Shares	Security Description	Value

Money Market Fund - 2.7%
3,084,670	Fidelity Investments Money Market Government Portfolio – Class I, 0.57% (b) (Cost $3,084,670)	3,084,670

Total Investments - 98.7% (Cost $111,429,070)*	$113,293,147
Other Assets & Liabilities, Net – 1.3%	1,497,537
Net Assets – 100.0%	$114,790,684

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of March 31, 2017.
COP Certificate of Participation
GOB General Obligation Bond
RB Revenue Bond

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,282,340
Gross Unrealized Depreciation	(418,263)
Net Unrealized Appreciation	$1,864,077

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	113,293,147
Level 3 - Significant Unobservable Inputs	-
Total	$113,293,147

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
AFAPORTFOLIO HOLDINGS
% of Total Investments
Municipal Bonds	97.3%
Money Market Fund	2.7%
100.0%

See Notes to Financial Statements.	6

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2017

ASSETS
. Total investments, at value (Cost $111,429,070)	$113,293,147
Receivables:
Fund shares sold	299,980
Dividends and interest	1,347,892
Prepaid expenses	9,342
Total Assets	114,950,361

LIABILITIES
Payables:
Fund shares redeemed	84,948
Distributions payable	10,491
Accrued Liabilities:
Investment adviser fees	39,227
Trustees' fees and expenses	489
Fund services fees	9,984
Other expenses	14,538
Total Liabilities	159,677

NET ASSETS	$114,790,684

COMPONENTS OF NET ASSETS
Paid-in capital	$112,888,808
Distributions in excess of net investment income	(173)
Accumulated net realized gain	37,972
Net unrealized appreciation	1,864,077
NET ASSETS	$114,790,684
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	11,492,673
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.99

See Notes to Financial Statements.	7

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MARCH 31, 2017

INVESTMENT INCOME
Dividend income .	$9,711
Interest income	1,413,360
Total Investment Income	1,423,071

EXPENSES
Investment adviser fees	260,672
Fund services fees	72,745
Custodian fees	6,140
Registration fees	8,596
Professional fees	17,494
Trustees' fees and expenses	3,879
Miscellaneous expenses	26,888
Total Expenses	396,414
Fees waived and expenses reimbursed	(48,853)
Net Expenses	347,561

NET INVESTMENT INCOME	1,075,510

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	38,428
Net change in unrealized appreciation (depreciation) on investments	(1,622,291)
NET REALIZED AND UNREALIZED LOSS	(1,583,863)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(508,353)

See Notes to Financial Statements.	8

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
OPERATIONS
Net investment income	$1,075,510	$1,933,580
Net realized gain	38,428	224,340
Net change in unrealized appreciation (depreciation)	(1,622,291)	1,229,771
Increase (Decrease) in Net Assets Resulting from Operations	(508,353)	3,387,691

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(1,075,464)	(1,933,804)
Net realized gain	(208,685)	-
Total Distributions to Shareholders	(1,284,149)	(1,933,804)

CAPITAL SHARE TRANSACTIONS
Sale of shares	21,522,615	27,315,987
Reinvestment of distributions	1,174,935	1,729,254
Redemption of shares	(15,036,584)	(13,308,725)
Increase in Net Assets from Capital Share Transactions	7,660,966	15,736,516
Increase in Net Assets	5,868,464	17,190,403

NET ASSETS
Beginning of Period	108,922,220	91,731,817
End of Period (Including line (a))	$114,790,684	$108,922,220

SHARE TRANSACTIONS
Sale of shares	2,148,324	2,713,337
Reinvestment of distributions	117,737	171,051
Redemption of shares	(1,505,242)	(1,315,943)
Increase in Shares	760,819	1,568,445

(a) Distributions in excess of net investment income	$(173)	$(219)

See Notes to Financial Statements.	9

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended March 31, 2017		For the Year Ended September 30, 2016	November 3, 2014 (a) through September 30, 2015
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Period	$10.15		$10.01	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.09		0.18	0.20
Net realized and unrealized gain (loss)	(0.14)		0.14	0.02
Total from Investment Operations	(0.05)		0.32	0.22
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.09)		(0.18)	(0.21)
Net realized gain	(0.02)		—	—
Total Distributions to Shareholders	(0.11)		(0.18)	(0.21)
NET ASSET VALUE, End of Period	$9.99		$10.15	$10.01
TOTAL RETURN	(0.49	)%(c)	3.26%	2.18	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$114,791	$108,922		$91,732
Ratios to Average Net Assets:
Net investment income	1.85	%(d)	1.81%	2.21	%(d)
Net expenses	0.60	%(d)	0.60%	0.60	%(d)
Gross expenses (e)	0.68	%(d)	0.71%	0.93	%(d)
PORTFOLIO TURNOVER RATE	35	%(c)	59%	32	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	10

[INTENTIONALLY LEFT BLANK] 11

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND PERFORMANCE CHART AND ANALYSIS MARCH 31, 2017

The following chart reflects the change in the value of a hypothetical $250,000 investment in Institutional Shares, including reinvested dividends and distributions, in Gurtin California Municipal Opportunistic Value Fund (the "Fund") compared with the performance of the benchmark, Bank of America Merrill Lynch Municipal Miscellaneous Index 7-12 Years  ("BAML Muni Misc 7-12") and the Bank of America Merrill Lynch Municipal Blended Index ("BAML Muni Blended"), since inception. The BAML Muni Misc 7-12 was formerly known as the Merrill Lynch Municipal Miscellaneous 7-12 Years Index and measures the performance of municipal securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years. The BAML Muni Blended is a blend of 75% of The Bank of America Merrill Lynch 7-12 Year US Large Cap Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years, and 25% of the Bank of America Merrill Lynch 12-22 Year US Large Cap Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Large Cap Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 12 years and less than 22 years. The total returns of both the BAML Muni Misc 7-12 and the BAML Muni Blended includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total returns of the BAML Muni Misc 7-12 and the BAML Muni Blended does not include expenses. The Fund is professionally managed, while the BAML Muni Misc 7-12 and the BAML Muni Blended are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 342-5763. As stated in the Fund's current prospectus, the annual operating expense ratio (gross) is 0.65%. However, the Fund's adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.60%, through February 1, 2018. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

12

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND PERFORMANCE CHART AND ANALYSIS MARCH 31, 2017
A privately offered fund managed by the Gurtin California Municipal Opportunistic Value Fund's Adviser and portfolio management team ("Predecessor Fund") reorganized into the Gurtin California Municipal Opportunistic Value Fund on November 3, 2014. This Predecessor Fund was organized on November 16, 2009, and commenced operations on May 3, 2010. The Predecessor Fund had an investment objective and strategies that were, in all material respects, identical to those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Gurtin California Municipal Opportunistic Value Fund. The Predecessor Fund, however, was not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance. The Gurtin California Municipal Opportunistic Value Fund's performance for periods prior to the commencement of operations is that of the Predecessor Fund and is based on calculations that are different from the standardized method of calculations adopted by the SEC. The performance of the Predecessor Fund was calculated net of the Predecessor Fund's fees and expenses. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Gurtin California Municipal Opportunistic Value Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Gurtin California Municipal Opportunistic Value Fund, the performance may have been higher or lower. Past performance is not indicative of future results.
13

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017
Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 98.8%
California - 89.8%
$1,000,000	Abag Finance Authority for Nonprofit Corps, California RB	5.00%	01/01/33	$1,129,130
1,160,000	Alameda Public Financing Authority, California RB, Series A	5.25	07/01/29	1,276,093
7,655,000	Anaheim Housing & Public Improvements Authority, California RB	5.00	10/01/33	8,534,636
2,465,000	Anaheim Housing & Public Improvements Authority, California RB	5.00	10/01/34	2,748,253
12,735,000	Bay Area Toll Authority, California RB, Series B (a)	1.50	04/01/47	12,761,871
290,000	Bret Harte Union High School District, California COP	4.25	09/01/20	290,769
700,000	California Infrastructure & Economic Development Bank, California RB	5.00	08/15/23	736,680
500,000	California Infrastructure & Economic Development Bank, California RB	5.75	08/15/29	560,600
500,000	California State Public Works Board, California RB, Series B	6.00	04/01/27	545,520
500,000	California State Public Works Board, California RB, Series B1	5.40	03/01/26	552,585
4,100,000	California State Public Works Board, California RB, Series G	5.00	11/01/37	4,594,665
1,000,000	California State Public Works Board, California RB, Series G1	5.75	10/01/30	1,102,600
600,000	California State Public Works Board, California RB, Series I-1	6.13	11/01/29	675,096
3,505,000	California State University, California RB, Series A	5.00	11/01/32	3,517,653

Principal	Security Description	Rate	Maturity	Value

$2,175,000	California Statewide Communities Development Authority, California RB, Series A	5.00%	08/15/46	$2,393,501
1,000,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	1,234,910
1,910,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/33	2,358,678
1,000,000	Chino Valley Unified School District, California GOB (b)	5.85	08/01/26	643,470
3,000,000	Chino Valley Unified School District, California GOB (b)	4.62	08/01/29	1,667,880
7,505,000	City & County of San Francisco CA, California COP, Series B	5.00	09/01/17	7,636,638
2,000,000	City of Fairfield, California COP, Series A (b)	6.55	04/01/30	1,215,920
1,000,000	City of Fresno Water System, California RB, Series A	5.25	06/01/18	1,003,640
1,690,000	City of Vallejo Water Revenue, California RB	5.00	05/01/18	1,695,526
2,575,000	Coachella Valley Unified School District, California GOB, Series D	5.00	08/01/37	2,848,362
1,400,000	County of San Bernardino, California COP	5.00	08/01/28	1,403,346
1,275,000	County of San Bernardino, California COP	4.75	08/01/28	1,278,481
2,835,000	Dublin Unified School District, California GOB, Series D (b)	5.73	08/01/34	1,055,896
1,500,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/38	1,669,695
1,600,000	Fresno Unified School District, California GOB, Series G (b)	6.10	08/01/41	365,472
4,340,000	Golden State Tobacco Securitization Corp., California RB	5.00	06/01/40	4,818,268

See Notes to Financial Statements.	14

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017

Principal	Security Description	Rate	Maturity	Value

$125,000	Golden State Tobacco Securitization Corp., California RB, Series A	4.60%	06/01/23	$129,621
1,000,000	Los Angeles Community Redevelopment Agency, California RB	5.00	09/01/37	1,003,040
340,000	Los Angeles County Regional Financing Authority, California RB, Series B-1	3.00	11/15/21	340,530
1,050,000	Los Angeles County Schools Regionalized Business Services Corp., California COP, Series B	4.75	06/01/27	1,057,130
2,000,000	Los Angeles Department of Water & Power Power System Revenue, California RB	5.25	07/01/38	2,106,200
6,000,000	Los Angeles Department of Water & Power, California RB	5.00	07/01/38	6,057,420
1,000,000	Los Angeles Department of Water & Power, California RB, Series A-1	5.00	07/01/37	1,009,150
5,140,000	Los Angeles Department of Water, California RB, Series A-1	5.00	07/01/39	5,187,031
10,050,000	Los Angeles Unified School District, California GOB, Series A-1	4.50	07/01/25	10,145,776
8,575,000	Metropolitan Water District of Southern California, California RB	5.00	07/01/37	8,661,179
5,000,000	Metropolitan Water District of Southern California, California RB, Series A4 (a)	1.29	07/01/36	5,002,050
1,600,000	Modesto Irrigation District, California RB (a)	1.34	09/01/37	1,362,448
3,185,000	Modesto Irrigation District, California RB (a)	1.29	09/01/27	2,985,014

Principal	Security Description	Rate	Maturity	Value

$2,650,000	Oakland Unified School District/Alameda County, California GOB	6.63%	08/01/38	$3,180,344
770,000	Oxnard School District, California GOB, Series A	5.75	08/01/30	918,125
2,500,000	Port of Oakland, California RB, Series P	5.00	05/01/33	2,725,425
5,120,000	Regents of the University of California Medical Center Pooled Revenue, California RB, Series C2 (a)	1.44	05/15/43	4,227,226
9,525,000	Sacramento County Sanitation Districts Financing Authority, California RB, Series B (a)	1.24	12/01/35	8,163,877
2,000,000	Sacramento County Water Financing Authority, California RB, Series B (a)	1.26	06/01/34	1,744,280
5,475,000	San Bernardino City Unified School District, California GOB, Series C	5.00	08/01/40	6,126,908
1,000,000	San Diego Public Facilities Financing Authority, California RB, Series A	5.25	04/15/29	1,113,860
2,500,000	San Jose Redevelopment Agency, California Tax Allocation Bond, Series D	5.00	08/01/21	2,533,475
2,275,000	San Jose Unified School District, California GOB, Series D	5.00	08/01/32	2,397,281
895,000	San Mateo Union High School District, California GOB, Series A (b)	6.02	09/01/25	640,829
105,000	San Mateo Union High School District, California GOB, Series A (b)	6.02	09/01/25	75,687
2,355,000	Sierra View Local Health Care District, California RB	5.25	07/01/37	2,381,635
5,000	State of California, California GOB	5.00	10/01/28	5,018

See Notes to Financial Statements.	15

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017

Principal	Security Description	Rate	Maturity	Value

$4,000,000	State of California, California GOB	5.50%	08/01/29	$4,234,240
1,330,000	State of California, California GOB	4.50	08/01/30	1,333,392
305,000	State of California, California GOB	5.00	11/01/37	312,582
220,000	State of California, California GOB	5.00	11/01/37	224,717
2,825,000	State of California, California GOB	5.00	11/01/37	2,895,229
1,710,000	State of California, California GOB	5.00	04/01/38	1,773,321
135,000	State of California, California GOB, Series 07	5.13	10/01/27	135,482
85,000	State of California, California GOB, Series 2007	5.75	05/01/30	85,326
3,300,000	Stockton East Water District, California COP, Series B (b)	5.96-6.00	04/01/21	2,607,132
2,000,000	Stockton East Water District, California COP, Series B (b)	6.08	04/01/25	1,238,540
1,300,000	Stockton Public Financing Authority, California RB, Series A	6.25	10/01/40	1,568,060
775,000	Stockton Unified School District, California GOB	5.00	07/01/27	879,346
1,600,000	Tulare County Board of Education, California COP	5.38	05/01/33	1,791,408
3,590,000	University of California, California RB	3.00	05/15/17	3,600,231
250,000	Victor Valley Community College District, California GOB, Series A	5.38	08/01/29	274,578

				176,549,977
Illinois - 9.0%
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/30	1,087,550
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/35	1,065,890
2,050,000	Chicago Park District, Illinois GOB, Series A	5.75	01/01/38	2,343,580
2,325,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/40	2,464,035
1,755,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/26	1,952,087

Principal	Security Description	Rate	Maturity	Value

$1,000,000	Chicago Park District, Illinois GOB, Series B	5.00%	01/01/26	$1,112,300
1,580,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/23	1,743,151
1,600,000	Chicago Park District, Illinois GOB, Series C	5.25	01/01/37	1,716,768
3,895,000	Chicago Park District, Illinois GOB, Series C	5.25	01/01/40	4,162,041

		17,647,402
Total Municipal Bonds (Cost $190,472,712)		194,197,379
Shares	Security Description	Value
Money Market Fund - 0.3%
641,646	Fidelity Investments Money Market Government Portfolio – Class I, 0.57% (a) (Cost $641,646)	641,646

Total Investments - 99.1% (Cost $191,114,358)*		$194,839,025

Other Assets & Liabilities, Net – 0.9%	1,780,628
Net Assets – 100.0%	$196,619,653

(a)	Variable rate security. Rate presented is as of March 31, 2017.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
COP         Certificate of Participation
GOB         General Obligation Bond
RB	Revenue Bond

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$4,925,536
Gross Unrealized Depreciation	(1,200,869)
Net Unrealized Appreciation	$3,724,667

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	194,839,025
Level 3 - Significant Unobservable Inputs	-
Total	$194,839,025

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
PORTFOLIO HOLDINGS
% of Total Investments
Municipal Bonds	99.7%
Money Market Funds	0.3%
100.0%

See Notes to Financial Statements.	16

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2017
ASSETS
. Total investments, at value (Cost $191,114,358)	$194,839,025
Receivables:
Dividends and interest	2,011,558
Prepaid expenses	1,581
Total Assets	196,852,164

LIABILITIES
Payables:
Fund shares redeemed	113,420
Distributions payable	13,814
Accrued Liabilities:
Investment adviser fees	72,931
Trustees' fees and expenses	752
Fund services fees	13,736
Other expenses	17,858
Total Liabilities	232,511

NET ASSETS	$196,619,653

COMPONENTS OF NET ASSETS
Paid-in capital	$192,916,456
Distributions in excess of net investment income	(634)
Accumulated net realized loss	(20,836)
Net unrealized appreciation	3,724,667
NET ASSETS	$196,619,653
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	19,691,946
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.98

See Notes to Financial Statements.	17

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MARCH 31, 2017

INVESTMENT INCOME
Dividend income .	$12,984
Interest income	2,335,850
Total Investment Income	2,348,834

EXPENSES
Investment adviser fees	425,924
Fund services fees	104,687
Custodian fees	9,749
Registration fees	900
Professional fees	20,025
Trustees' fees and expenses	5,583
Miscellaneous expenses	40,076
Total Expenses	606,944
Fees waived and expenses reimbursed	(39,045)
Net Expenses	567,899

NET INVESTMENT INCOME	1,780,935

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(20,820)
Net change in unrealized appreciation (depreciation) on investments	(3,791,110)
NET REALIZED AND UNREALIZED LOSS	(3,811,930)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,030,995)

See Notes to Financial Statements.	18

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
OPERATIONS
Net investment income	$1,780,935	$3,567,139
Net realized gain (loss)	(20,820)	393,489
Net change in unrealized appreciation (depreciation)	(3,791,110)	2,280,170
Increase (Decrease) in Net Assets Resulting from Operations	(2,030,995)	6,240,798

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(1,781,591)	(3,567,134)
Net realized gain	(306,163)	-
Total Distributions to Shareholders	(2,087,754)	(3,567,134)

CAPITAL SHARE TRANSACTIONS
Sale of shares	25,552,928	40,612,199
Reinvestment of distributions	2,020,140	3,404,936
Redemption of shares	(17,297,041)	(18,693,551)
Increase in Net Assets from Capital Share Transactions	10,276,027	25,323,584
Increase in Net Assets	6,157,278	27,997,248

NET ASSETS
Beginning of Period	190,462,375	162,465,127
End of Period (Including line (a))	$196,619,653	$190,462,375

SHARE TRANSACTIONS
Sale of shares	2,566,914	4,002,872
Reinvestment of distributions	202,135	334,511
Redemption of shares	(1,728,590)	(1,834,265)
Increase in Shares	1,040,459	2,503,118

(a) Undistributed (distributions in excess of) net investment income	$(634)	$22

See Notes to Financial Statements.	19

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended March 31, 2017		For the Year Ended September 30, 2016	November 3, 2014 (a) through September 30, 2015
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Period	$10.21		$10.06	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.09		0.20	0.19
Net realized and unrealized gain (loss)	(0.21)		0.15	0.07
Total from Investment Operations	(0.12)		0.35	0.26
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.09)		(0.20)	(0.20)
Net realized gain	(0.02)		—	—
Total Distributions to Shareholders	(0.11)		(0.20)	(0.20)
NET ASSET VALUE, End of Period	$9.98		$10.21	$10.06
TOTAL RETURN	(1.17	)%(c)	3.49%	2.55	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$196,620	$190,462		$162,465
Ratios to Average Net Assets:
Net investment income	1.88	%(d)	1.94%	2.09	%(d)
Net expenses	0.60	%(d)	0.60%	0.60	%(d)
Gross expenses (e)	0.64	%(d)	0.65%	0.79	%(d)
PORTFOLIO TURNOVER RATE	21	%(c)	58%	83	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	20

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND PERFORMANCE CHART AND ANALYSIS MARCH 31, 2017

The following chart reflects the change in the value of a hypothetical $250,000 investment in Institutional Shares, including reinvested dividends and distributions, in Gurtin National Municipal Intermediate Value Fund (the "Fund") compared with the performance of the benchmark, Bank of America Merrill Lynch Municipal Blended 85% Index ("BAML Muni Blended 85%") and the Bank of America Merrill Lynch 1-12 Year Municipal  Index ("BAML 1-2 Muni Index"), since inception. The BAML Muni Blended 85% is a blend of 85% of the Bank of America Merrill Lynch 3-15 Year US Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to three years and less than twelve years, and 15% of the Bank of America Merrill Lynch 1-3 Year US Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to one year and less than three years. BAML 1-12 Year Muni is an unmanaged, market-weighted index that includes investment-grade municipal bonds with maturities greater than one year but less than twelve years. The total returns of both the BAML Muni Blended 85% and the BAML Muni Index 1-12 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total returns of the BAML Muni Blended 85% and the BAML Muni Index 1-12 does not include expenses. The Fund is professionally managed, while the BAML Muni Blended 85% and the BAML Muni Index 1-12 are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 342-5763. As stated in the Fund's current prospectus, the annual operating expense ratio (gross) is 0.67%. However, the Fund's adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.39%, through February 1, 2018. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

21

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017
Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 98.4%
Arkansas - 0.2%
$400,000	Bentonville School District No. 6, Arkansas GOB	4.50%	06/01/30	$402,264

California - 3.1%
1,095,000	Anaheim Redevelopment Agency, California Tax Allocation Bond, Series A	5.00	02/01/31	1,127,456
520,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	642,153
350,000	Compton Unified School District, California GOB, Series D (a)	1.42	06/01/18	344,561
720,000	Elk Grove Unified School District, California COP	5.00	02/01/30	841,226
275,000	Placentia-Yorba Linda Unified School District, California COP, Series A	4.00	10/01/30	287,403
1,070,000	Solano County Community College District, California GOB (a)	1.39	08/01/29	897,965
400,000	Stockton Unified School District, California GOB, Series A	5.00	08/01/18	421,380
670,000	Tulare City School District, California COP	2.00	11/01/20	670,295

				5,232,439
Colorado - 0.1%
250,000	County of Adams, Colorado COP	4.00	12/01/18	261,915

Connecticut - 10.3%
1,625,000	State of Connecticut, Connecticut GOB	5.00	08/15/28	1,869,075
2,575,000	State of Connecticut, Connecticut GOB, Series A	5.00	04/15/27	2,676,249
950,000	State of Connecticut, Connecticut GOB, Series A	5.00	03/15/28	1,080,530
600,000	State of Connecticut, Connecticut GOB, Series B	4.00	05/15/20	641,844
3,800,000	State of Connecticut, Connecticut GOB, Series B	4.00	05/15/25	4,140,518

Principal	Security Description	Rate	Maturity	Value

$1,000,000	State of Connecticut, Connecticut GOB, Series E	5.00%	09/15/23	$1,145,470
3,190,000	State of Connecticut, Connecticut GOB, Series E	4.00	09/15/28	3,395,277
195,000	State of Connecticut, Connecticut GOB, Series F	5.00	11/15/28	223,117
2,200,000	University of Connecticut, Connecticut RB, Series A	5.00	03/15/30	2,511,718

				17,683,798
Illinois - 19.1%
500,000	Champaign Coles Et Al Counties Community College District No. 505, Illinois GOB	4.00	12/01/17	509,660
310,000	Chicago Park District, Illinois GOB, Series A	4.00	01/01/20	314,514
540,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/28	594,086
2,325,000	Chicago Park District, Illinois GOB, Series A	5.50	01/01/33	2,618,787
385,000	Chicago Park District, Illinois GOB, Series B	4.00	01/01/22	403,276
2,580,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/27	2,853,196
2,735,000	Chicago Park District Illinois GOB, Series B	5.00	01/01/28	3,008,938
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/31	1,102,650
1,865,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/26	2,074,439
235,000	Cook County Community Consolidated School District No. 15 Palatine, Illinois GOB	5.00	12/01/23	270,732
725,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/20	802,996
1,190,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/22	1,357,088

See Notes to Financial Statements.	22

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017
Principal	Security Description	Rate	Maturity	Value

$1,140,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00%	12/01/23	$1,312,573
635,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	4.25	12/01/24	695,433
645,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	4.00	12/01/24	701,218
535,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/23	580,924
1,000,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/25	1,083,590
725,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/29	756,654
1,020,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/30	1,057,383
240,000	Cook County School District No. 29 Sunset Ridge, Illinois RB, Series A	3.00	12/01/20	248,899
570,000	Cook County School District No. 81 Schiller Park, Illinois GOB, Series B	4.00	12/01/19	603,003
1,500,000	Cook County Township High School District No. 227 Rich Township, Illinois GOB	2.00	12/01/18	1,521,345
825,000	Du Page County School District No. 33 West Chicago, Illinois GOB, Series B	4.00	12/01/26	884,664
500,000	Illinois Finance Authority, Illinois RB	5.00	11/15/25	559,950
4,560,000	University of Illinois, Illinois RB	5.00	04/01/26	5,060,870
700,000	University of Illinois, Illinois RB, Series A	5.00	04/01/30	784,903

Principal	Security Description	Rate	Maturity	Value

$780,000	Will Grundy Etc Counties Community College District No. 525, Illinois GOB	5.75%	06/01/25	$819,796

				32,581,567
Indiana - 0.3%
545,000	South Madison Middle School Building Corp., Indiana RB	2.00	07/15/18	551,698

Kentucky - 4.3%
300,000	Boone County School District Finance Corp., Kentucky RB	3.00	04/01/25	309,831
400,000	Corbin Independent School District Finance Corp., Kentucky RB	2.00	02/01/22	400,080
425,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/25	436,101
630,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/26	637,925
420,000	Grant County School District Finance Corp., Kentucky RB	3.00	04/01/24	429,610
280,000	Kenton County School District Finance Corp., Kentucky RB	3.00	02/01/26	280,134
250,000	Kentucky State Property & Building Commission, Kentucky RB	2.50	10/01/18	255,285
1,175,000	Kentucky State Property & Building Commission, Kentucky RB	5.75	11/01/19	1,258,519
775,000	Madison County School District Finance Corp., Kentucky RB	5.00	05/01/22	886,058
630,000	Madison County School District Finance Corp., Kentucky RB	5.00	05/01/23	730,063
1,040,000	Meade County School District Finance Corp., Kentucky RB	5.00	09/01/20	1,153,911

See Notes to Financial Statements.	23

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017

Principal	Security Description	Rate	Maturity	Value

$475,000	Owensboro Independent School District Finance Corp., Kentucky RB	4.00%	09/01/20	$508,597

				7,286,114
Louisiana - 8.9%
1,265,000	Louisiana Public Facilities Authority, Louisiana RB	5.00	06/01/22	1,439,671
1,650,000	State of Louisiana, Louisiana GOB, Series A	5.00	08/01/21	1,877,354
3,365,000	State of Louisiana, Louisiana GOB, Series A	5.00	04/01/27	3,997,990
3,000,000	State of Louisiana, Louisiana GOB, Series B	5.00	08/01/26	3,572,190
2,375,000	State of Louisiana, Louisiana GOB, Series B	5.00	08/01/29	2,758,040
1,345,000	State of Louisiana, Louisiana GOB, Series C	5.00	07/15/24	1,568,472

				15,213,717
Michigan - 4.5%
175,000	Battle Creek School District, Michigan GOB	5.00	05/01/28	201,894
1,065,000	Bellevue Community Schools, Michigan GOB, Series A	5.00	05/01/31	1,217,753
350,000	Central Michigan University, Michigan RB	5.00	10/01/24	414,491
225,000	Charles Stewart Mott Community College, Michigan GOB	3.00	05/01/24	233,449
1,215,000	Durand Area Schools, Michigan GOB	5.00	05/01/28	1,404,297
1,225,000	Durand Area Schools, Michigan GOB	5.00	05/01/29	1,406,961
500,000	Howell Public Schools, Michigan GOB, Series B	5.00	05/01/25	556,940
695,000	L'Anse Creuse Public Schools, Michigan GOB	5.00	05/01/25	821,831
210,000	Lansing School District, Michigan GOB	5.00	05/01/21	236,634
785,000	Oakland University, Michigan RB	5.00	03/01/29	906,259
200,000	Rockford Public Schools, Michigan GOB	5.00	05/01/22	228,452

				7,628,961

Principal	Security Description	Rate	Maturity	Value

Minnesota - 0.1%
$225,000	County of Wright, Minnesota GOB, Series A	4.50%	12/01/19	$229,986

Missouri - 2.8%
1,690,000	City of Cape Girardeau, Missouri RB	2.00	06/01/19	1,712,815
1,095,000	City of Springfield, Missouri RB, Series B	2.00	05/01/22	1,093,971
1,250,000	City of Springfield, Missouri RB, Series B	3.00	05/01/23	1,298,225
250,000	Liberty Public School District No. 53, Missouri COP	3.00	04/01/20	260,287
300,000	Missouri Joint Municipal Electric Utility Commission, Missouri RB, Series A	5.00	01/01/24	349,548

				4,714,846
New Jersey - 10.3%
200,000	Borough of Tuckerton, New Jersey GOB	2.00	03/01/18	201,582
1,000,000	Essex County Improvement Authority, New Jersey RB	4.75	11/01/32	1,017,340
1,035,000	Haddonfield Public Schools District, New Jersey GOB	2.00	09/01/20	1,040,661
2,945,000	New Jersey Health Care Facilities Financing Authority, New Jersey RB, Series A	5.00	07/01/22	3,374,528
3,175,000	New Jersey Health Care Facilities Financing Authority, New Jersey RB, Series A	5.00	07/01/23	3,685,413
4,280,000	New Jersey Health Care Facilities Financing Authority, New Jersey RB, Series A	5.00	07/01/24	5,003,919
985,000	Township of Berkeley, New Jersey GOB	3.00	05/15/21	1,035,176
1,020,000	Township of Berkeley, New Jersey GOB	3.00	05/15/22	1,071,041

See Notes to Financial Statements.	24

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017

Principal	Security Description	Rate	Maturity	Value

$1,145,000	Township of Berkeley, New Jersey GOB	3.00%	05/15/23	$1,197,327

				17,626,987
New York - 1.8%
400,000	Metropolitan Transportation Authority, New York RB, Series H	5.00	11/15/30	458,636
1,000,000	New York City Transitional Finance Authority Future Tax Secured, New York RB, Series I2	5.00	11/01/21	1,117,050
1,330,000	New York State Dormitory Authority, New York RB	5.00	07/01/30	1,512,955

				3,088,641
North Dakota - 0.3%
460,000	City of Mandan, North Dakota GOB, Series B	5.00	05/01/18	479,775

Ohio - 1.7%
2,200,000	Ohio Higher Educational Facility Commission, Ohio RB, Series A	5.13	01/01/28	2,260,038
200,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/23	222,750
200,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/24	223,766
215,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/25	241,200

				2,947,754
Oklahoma - 1.1%
1,800,000	Cleveland County Independent School District No. 2 Moore, Oklahoma GOB	2.75	03/01/21	1,877,598

Pennsylvania - 20.0%
845,000	Cameron County School District, Pennsylvania GOB	2.00	09/01/19	853,974
1,020,000	Cameron County School District, Pennsylvania GOB	3.00	09/01/20	1,060,127
1,060,000	Cameron County School District, Pennsylvania GOB	3.00	09/01/21	1,105,326

Principal	Security Description	Rate	Maturity	Value

$1,025,000	Cameron County School District, Pennsylvania GOB	2.00%	09/01/22	$1,014,576
230,000	Clearfield Area School District, Pennsylvania GOB	3.00	09/01/24	230,129
1,500,000	Commonwealth Financing Authority, Pennsylvania RB, Series B-1	5.00	06/01/25	1,743,945
3,560,000	Commonwealth of Pennsylvania, Pennsylvania GOB	5.00	01/15/27	4,201,939
500,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	11/15/22	567,740
1,555,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	03/15/24	1,814,032
300,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	04/01/26	342,630
1,125,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	09/15/26	1,328,681
1,825,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	03/15/27	2,106,159
810,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	05/15/27	846,741
700,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	06/01/28	787,374
600,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series	5.00	10/15/23	700,500
2,575,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series A	5.00	05/01/21	2,831,908
2,000,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series D	5.00	08/15/31	2,259,360
365,000	Deer Lakes School District, Pennsylvania GOB	2.63	04/01/25	365,376

See Notes to Financial Statements.	25

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017
Principal	Security Description	Rate	Maturity	Value

$1,460,000	East Stroudsburg Area School District, Pennsylvania GOB	2.00%	09/01/21	$1,473,797
110,000	East Stroudsburg Area School District, Pennsylvania GOB	5.00	09/01/29	114,107
615,000	Erie Parking Authority, Pennsylvania RB	4.00	09/01/21	666,457
250,000	Hampton Township School District, Pennsylvania GOB, Series A	3.00	11/15/17	253,120
425,000	Northern Tioga School District, Pennsylvania GOB	2.00	04/01/21	431,732
1,320,000	Northern York County School District, Pennsylvania GOB	5.00	11/15/29	1,510,397
265,000	Pennsylvania State University, Pennsylvania RB, Series A	5.00	03/01/28	284,477
200,000	Pennsylvania Turnpike Commission, Pennsylvania RB, Series B	5.00	12/01/25	236,484
750,000	Red Lion Area School District, Pennsylvania GOB	5.00	05/01/23	782,820
680,000	South Middleton School District, Pennsylvania GOB	3.00	09/01/26	691,227
525,000	The Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania RB, Series D	5.00	07/01/32	578,256
1,300,000	The Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania RB, Series D	5.00	07/01/28	1,446,601
35,000	West Allegheny School District, Pennsylvania GOB	3.20	09/01/24	35,040
430,000	Wyalusing Area School District, Pennsylvania GOB	2.00	04/01/21	433,642

Principal	Security Description	Rate	Maturity	Value

$1,120,000	York Suburban School District, Pennsylvania GOB	2.25%	05/01/23	$1,122,610

				34,221,284
Rhode Island - 0.6%
900,000	Rhode Island Health & Educational Building Corp., Rhode Island RB, Series A	5.00	09/15/30	1,031,733

South Dakota - 0.3%
315,000	South Dakota Board of Regents, South Dakota RB	4.00	04/01/18	324,428
250,000	South Dakota Board of Regents, South Dakota RB	5.00	04/01/19	268,487

				592,915
Tennessee - 0.6%
1,000,000	Tennessee State School Bond Authority, Tennessee RB, Second Series C	5.00	05/01/32	1,003,040

Texas - 5.2%
750,000	Brazoria-Fort Bend County Municipal Utility District No. 1, Texas GOB	2.00	09/01/19	757,905
845,000	Brazoria-Fort Bend County Municipal Utility District No. 1, Texas GOB	3.00	09/01/23	870,223
300,000	City of Houston, Texas GOB, Series A	5.00	03/01/24	341,898
295,000	City of League City, Texas GOB, Series B	5.00	02/15/30	326,406
500,000	Dallas/Fort Worth International Airport, Texas RB	5.25	11/01/27	570,960
200,000	Fort Bend County Municipal Utility District No. 2, Texas GOB	4.35	10/01/29	203,532
1,310,000	Harris County Municipal Utility District No. 153, Texas GOB	2.00	09/01/20	1,320,061
750,000	Harris County Municipal Utility District No. 290, Texas GOB	2.00	09/01/21	750,502
235,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/19	239,065
See Notes to Financial Statements.	26

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017
Principal	Security Description	Rate	Maturity	Value

$255,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00%	09/01/20	$267,717
200,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/20	203,672
235,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/21	238,751
235,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/24	247,775
235,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/25	245,281
900,000	Lower Colorado River Authority, Texas RB	5.00	05/15/27	1,015,569
275,000	Lower Colorado River Authority, Texas RB	5.00	05/15/30	301,012
330,000	Reagan County Independent School District, Texas GOB	3.00	02/15/23	330,337
590,000	Travis County Water Control & Improvement District No. 17, Texas GOB	3.00	11/01/25	595,499

				8,826,165
Vermont - 0.1%
180,000	Vermont Housing Finance Agency, Vermont RB, Series B	1.95	05/01/23	177,084

Washington - 0.3%
395,000	Grant County Public Utility District No. 2, Washington RB, Series B	5.00	01/01/26	467,392

West Virginia - 1.0%
1,000,000	School Building Authority of West Virginia, West Virginia RB, Series A	5.00	07/01/21	1,010,610
560,000	West Virginia Economic Development Authority, West Virginia RB, Series A	5.00	06/01/26	637,101

				1,647,711

Principal	Security Description	Rate	Maturity	Value

Wisconsin - 1.4%
$600,000	Evansville Community School District, Wisconsin GOB	3.00%	04/01/19	$620,982
1,500,000	Wisconsin Health & Educational Facilities Authority, Wisconsin RB	5.00	04/01/27	1,787,310

				2,408,292

Total Municipal Bonds (Cost $170,776,651)	168,183,676

Shares	Security Description	Value

Money Market Fund - 1.7%
2,931,021	Fidelity Investments Money Market Government Portfolio - Class I, 0.57% (b) (Cost $2,931,021)	2,931,021

Total Investments - 100.1% (Cost $173,707,672)*		$171,114,697

Other Assets & Liabilities, Net – (0.1)%	(164,895)
Net Assets – 100.0%	$170,949,802

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of March 31, 2017.
COP         Certificate of Participation
GOB         General Obligation Bond
RB            Revenue Bond

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$358,991
Gross Unrealized Depreciation	(2,951,966)
Net Unrealized Depreciation	$(2,592,975)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	171,114,697
Level 3 - Significant Unobservable Inputs	-
Total	$171,114,697

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
A
PORTFOLIO HOLDINGS
% of Total Investments
Municipal Bonds	98.3%
Money Market Fund	1.7%
100.0%
See Notes to Financial Statements.	27

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2017

ASSETS
. Total investments, at value (Cost $173,707,672)	$171,114,697
Receivables:
Fund shares sold	151,780
Dividends and interest	1,730,581
Prepaid expenses	9,342
Total Assets	173,006,400

LIABILITIES
Payables:
Investment securities purchased	1,739,535
Fund shares redeemed	236,540
Distributions payable	17,057
Accrued Liabilities:
Investment adviser fees	29,873
Trustees' fees and expenses	699
Fund services fees	15,019
Other expenses	17,875
Total Liabilities	2,056,598

NET ASSETS	$170,949,802

COMPONENTS OF NET ASSETS
Paid-in capital	$173,853,088
Undistributed net investment income	190
Accumulated net realized loss	(310,501)
Net unrealized depreciation	(2,592,975)
NET ASSETS	$170,949,802
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	17,166,767
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.96

See Notes to Financial Statements.	28

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MARCH 31, 2017
INVESTMENT INCOME
Dividend income .	$10,349
Interest income	1,462,926
Total Investment Income	1,473,275

EXPENSES
Investment adviser fees	274,082
Fund services fees	91,619
Custodian fees	7,988
Registration fees	8,418
Professional fees	18,619
Trustees' fees and expenses	4,888
Offering costs	5,066
Miscellaneous expenses	32,631
Total Expenses	443,311
Fees waived and expenses reimbursed	(137,905)
Net Expenses	305,406

NET INVESTMENT INCOME	1,167,869

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(310,420)
Net change in unrealized appreciation (depreciation) on investments	(3,872,995)
NET REALIZED AND UNREALIZED LOSS	(4,183,415)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,015,546)

See Notes to Financial Statements.	29

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2017	December 1, 2015* Through September 30, 2016
OPERATIONS
Net investment income	$1,167,869	$814,941
Net realized gain (loss)	(310,420)	33,787
Net change in unrealized appreciation (depreciation)	(3,872,995)	1,280,020
Increase (Decrease) in Net Assets Resulting from Operations	(3,015,546)	2,128,748

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(1,167,682)	(814,938)
Net realized gain	(33,868)	-
Total Distributions to Shareholders	(1,201,550)	(814,938)

CAPITAL SHARE TRANSACTIONS
Sale of shares	34,445,012	165,143,617
Reinvestment of distributions	1,105,308	744,221
Redemption of shares	(10,197,925)	(17,387,145)
Increase in Net Assets from Capital Share Transactions	25,352,395	148,500,693
Increase in Net Assets	21,135,299	149,814,503

NET ASSETS
Beginning of Period	149,814,503	-
End of Period (Including line (a))	$170,949,802	$149,814,503

SHARE TRANSACTIONS
Sale of shares	3,479,824	16,240,358
Reinvestment of distributions	111,289	72,613
Redemption of shares	(1,028,460)	(1,708,857)
Increase in Shares	2,562,653	14,604,114

(a) Undistributed net investment income	$190	$3
* Commencement of operations.

See Notes to Financial Statements.	30

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended March 31, 2017		December 1, 2015 (a) through September 30, 2016
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Period	$10.26		$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.10
Net realized and unrealized gain (loss)	(0.30)		0.26
Total from Investment Operations	(0.23)		0.36
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.07)		(0.10)
Net realized gain	—	(c)	—
Total Distributions to Shareholders	(0.07)		(0.10)
NET ASSET VALUE, End of Period	$9.96		$10.26
TOTAL RETURN	(2.18	)%(d)	3.63	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$170,950		$149,815
Ratios to Average Net Assets:
Net investment income	1.49	%(e)	1.24	%(e)
Net expenses	0.39	%(e)	0.39	%(e)
Gross expenses (f)	0.57	%(e)	0.66	%(e)
PORTFOLIO TURNOVER RATE	7	%(d)	9	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.01 per share.
(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	31

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND PERFORMANCE CHART AND ANALYSIS MARCH 31, 2017
The following chart reflects the change in the value of a hypothetical $250,000 investment in Insitutional Shares, including reinvested dividends and distributions, in Gurtin California Municipal Intermediate Value Fund (the "Fund") compared with the performance of the benchmark, Bank of America Merrill Lynch Municipal Blended 85% Index ("BAML Muni Blended 85%") and the Bank of America Merrill Lynch 1-12 Year Municipal Index ("BAML 1-2 Muni Index"), since inception. The BAML Muni Blended 85% is a blend of 85% of the Bank of America Merrill Lynch 3-15 Year US Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to three years and less than twelve years, and 15% of the Bank of America Merrill Lynch 1-3 Year US Municipal Securities Index, a subset of the Bank of America Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to one year and less than three years. BAML 1-12 Year Muni is an unmanaged, market-weighted index that includes investment-grade municipal bonds with maturities greater than one year but less than twelve years. The total returns of both the BAML Muni Blended 85% and the BAML Muni Index 1-12 include the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total returns of the BAML Muni Blended 85% and the BAML Muni Index 1-12 does not include expenses. The Fund is professionally managed, while the BAML Muni Blended 85% and the BAML Muni Index 1-12 are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (844) 342-5763. As stated in the Fund's current prospectus, the annual operating expense ratio (gross) is 0.85%. However, the Fund's adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.39%, through February 1, 2018. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

32

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017
Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 97.6%
Arkansas - 0.6%
$420,000	Bentonville School District No. 6, Arkansas GOB	4.50%	06/01/30	$422,377

California - 86.6%
715,000	Baldwin Park Unified School District, California GOB	4.00	08/01/22	790,840
1,035,000	California Health Facilities Financing Authority, California RB	5.00	10/01/33	1,159,283
750,000	California State Public Works Board, California RB, Series D	5.00	06/01/25	900,600
650,000	California Statewide Communities Development Authority, California RB	4.00	11/01/22	714,188
200,000	California Statewide Communities Development Authority, California RB	5.00	11/15/23	234,516
425,000	Campbell Union High School District, California COP	5.00	08/01/22	431,069
350,000	Campbell Union High School District, California COP	5.00	08/01/24	354,998
300,000	Campbell Union High School District, California COP	5.00	08/01/27	304,284
710,000	Capistrano Unified School District Community Facilities District No. 90-2, California Special Tax Bond	2.50	09/01/21	730,888
800,000	Capistrano Unified School District Community Facilities District No. 90-2, California Special Tax Bond	3.00	09/01/23	835,320

Principal	Security Description	Rate	Maturity	Value

$2,050,000	Capistrano Unified School District School Facilities Improvement District No. 1, California GOB, Series B (a)	2.29%	08/01/20	$1,878,948
750,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	926,183
275,000	Central Unified School District, California GOB	5.50	08/01/29	302,827
855,000	Chula Vista Elementary School District, California COP	5.00	09/01/22	990,158
610,000	Chula Vista Elementary School District, California COP	5.00	09/01/23	716,329
380,000	Chula Vista Elementary School District, California COP, Series A	5.00	09/01/19	413,744
305,000	City of Laguna Beach, California Special Assessment Bond	2.00	09/02/21	303,408
400,000	City of Los Angeles Department of Airports, California RB, Series B	5.00	05/15/30	452,524
840,000	City of Rocklin, California Special Tax Bond	3.50	09/01/26	842,411
200,000	City of Sacramento, California Special Tax Bond	5.00	09/01/24	229,660
745,000	City of San Clemente, California Special Assessment Bond	3.00	09/02/19	774,375
720,000	City of Tulare California Sewer Revenue, California RB	5.00	11/15/28	843,437
250,000	City of Ukiah California Water Revenue, California RB	4.00	09/01/18	260,630
275,000	Colton Public Financing Authority, California RB, Series A	5.00	04/01/24	309,540
500,000	Compton Unified School District, California GOB, Series D (a)	1.42	06/01/18	492,230

See Notes to Financial Statements.	33

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017
Principal	Security Description	Rate	Maturity	Value

$580,000	Corona Public Financing Authority, California RB	5.00%	11/01/26	$692,137
625,000	Corona-Norco Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/26	715,225
715,000	Cosumnes Community Services District, California COP	3.00	09/01/19	742,070
520,000	Cosumnes Community Services District, California COP	3.00	09/01/20	543,275
675,000	Cosumnes Community Services District, California COP	4.00	09/01/24	745,220
295,000	County of Santa Cruz, California COP	5.00	08/01/23	343,088
510,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/25	603,809
905,000	Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	4.00	08/01/28	977,463
1,475,000	Fresno County Financing Authority, California RB	5.00	04/01/27	1,751,282
1,500,000	Fresno County Financing Authority, California RB	5.00	04/01/28	1,762,890
330,000	Gilroy Unified School District, California COP	4.00	04/01/26	368,765
1,015,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/29	1,151,761
250,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/30	282,175
660,000	Imperial Community College District, California GOB	5.00	08/01/29	749,951

Principal	Security Description	Rate	Maturity	Value

$580,000	Irvine Unified School District No. 1, California Special Tax Bond, Series 1	5.00%	09/01/23	$671,286
205,000	Los Angeles County Redevelopment Refunding Agency, California Tax Allocation Bond, Series A	5.00	09/01/20	228,733
510,000	Lynwood Unified School District, California COP	5.00	10/01/20	567,686
655,000	Lynwood Unified School District, California COP	5.00	10/01/24	770,391
695,000	Lynwood Unified School District, California COP	5.00	10/01/25	823,512
375,000	Lynwood Unified School District, California COP	5.00	10/01/28	436,260
270,000	Modesto Irrigation District Electric System Revenue, California RB, Series B	5.00	10/01/27	299,759
280,000	Mojave Unified School District School Facilities Improvement District No. 1, California GOB	4.00	08/01/20	303,050
1,000,000	Municipal Improvement Corp. of Los Angeles, California RB, Series B	5.00	11/01/26	1,209,160
400,000	Orange Redevelopment Agency Successor Agency, California Tax Allocation Bond	5.00	09/01/22	459,236
855,000	Palmdale Elementary School District, California COP, Series A	3.00	10/01/21	894,236
350,000	Perris Joint Powers Authority, California Special Tax Bond, Series E	2.00	09/01/18	351,281
200,000	Placentia-Yorba Linda Unified School District, California COP, Series A	5.00	10/01/25	236,982

See Notes to Financial Statements.	34

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017
Principal	Security Description	Rate	Maturity	Value

$445,000	Placentia-Yorba Linda Unified School District, California COP, Series A	5.00%	10/01/27	$517,135
295,000	Poway Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	5.00	12/15/21	336,250
250,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/24	283,963
350,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/25	397,534
655,000	Poway Unified School District, California Special Tax Bond	3.00	09/01/20	676,071
970,000	Poway Unified School District, California Special Tax Bond	3.00	09/01/21	1,002,738
1,100,000	Poway Unified School District, California Special Tax Bond	5.00	09/01/27	1,274,064
1,125,000	Rancho Cucamonga Redevelopment Agency Successor Agency, California Tax Allocation Bond	5.00	09/01/26	1,357,549
325,000	Rio Elementary School District Community Facilities District, California Special Tax Bond	3.25	09/01/26	318,841
720,000	Riverside County Asset Leasing Corp., California RB	5.00	11/01/26	814,507
250,000	Riverside County Asset Leasing Corp., California RB	4.00	06/01/28	262,498
300,000	Riverside County Redevelopment Successor Agency, California Tax Allocation Bond	5.00	10/01/25	359,526

Principal	Security Description	Rate	Maturity	Value

$300,000	Sacramento Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	5.00%	12/01/19	$327,807
500,000	San Jose Redevelopment Agency, California Tax Allocation Bond, Series D	5.00	08/01/22	506,680
1,045,000	Santa Ana Unified School District, California GOB, Series 2008-A	5.50	08/01/30	1,104,492
225,000	Santa Clara County Board of Education, California COP	5.00	04/01/21	257,112
1,525,000	Solano County Community College District, California GOB (a)	1.39	08/01/29	1,279,811
500,000	Sonoma Community Development Agency Successor Agency, California Tax Allocation Bond	5.00	12/01/30	552,795
530,000	State of California Department of Veterans Affairs, California RB, Series A	3.50	12/01/25	551,401
1,075,000	State of California, California GOB	5.00	09/01/27	1,289,570
1,000,000	State of California, California GOB	5.00	10/01/29	1,092,400
1,250,000	State of California, California GOB, Series C (b)	1.25	12/01/28	1,245,225
785,000	Stockton Unified School District, California GOB	4.00	08/01/18	816,581
1,135,000	Stockton Unified School District, California GOB	5.00	08/01/26	1,351,433
510,000	Stockton Unified School District, California GOB, Series A	5.00	08/01/28	588,249
415,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/18	436,841
370,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/19	401,994
430,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/24	510,475
See Notes to Financial Statements.	35

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017
Principal	Security Description	Rate	Maturity	Value

$1,200,000	Stockton Unified School District, California GOB, Series B	5.00%	08/01/27	$1,420,668
310,000	Travis Unified School District, California COP	4.00	09/01/19	330,175
375,000	Travis Unified School District, California COP	4.00	09/01/22	412,706
685,000	Tulare City School District, California COP	2.00	11/01/21	685,192
500,000	Val Verde Unified School District, California COP, Series A	4.10	03/01/20	525,475
215,000	Val Verde Unified School District, California COP, Series A	5.00	08/01/26	255,796
1,000,000	Val Verde Unified School District, California GOB, Series A	5.00	08/01/26	1,201,170
850,000	Victor Valley Union High School District, California COP, Series A	2.00	11/15/24	826,846
300,000	Waugh School District, California Special Tax Bond	4.00	09/01/20	326,697

				60,771,340
Illinois - 8.7%
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/30	1,109,780
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/31	1,102,650
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/31	1,102,650
1,175,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/24	1,276,849
625,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/25	679,637
500,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/25	560,345
255,000	Grundy & Kendall Counties Consolidated Grade School District No. 60, Illinois GOB, Series C	4.00	02/01/21	273,980

				6,105,891

Principal	Security Description	Rate	Maturity	Value

Kentucky - 0.2%
$125,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00%	02/01/26	$125,633

Michigan - 0.4%
285,000	Macomb Township Building Authority, Michigan RB	4.25	04/01/23	292,843

Pennsylvania - 0.3%
225,000	Wellsboro Area School District, Pennsylvania GOB	3.00	04/15/21	237,308

Texas - 0.8%
575,000	Travis County Water Control & Improvement District No. 17, Texas GOB	3.00	11/01/25	580,359

Total Municipal Bonds (Cost $70,041,720)	68,535,751

Shares	Security Description	Value

Money Market Fund - 2.5%
1,737,410	Fidelity Investments Money Market Government Portfolio – Class I, 0.57% (b) (Cost $1,737,410)	1,737,410

Total Investments - 100.1% (Cost $71,779,130)*	$70,273,161

Other Assets & Liabilities, Net – (0.1)%	(71,675)
Net Assets – 100.0%	$70,201,486

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of March 31, 2017.
COP         Certificate of Participation
GOB         General Obligation Bond
RB            Revenue Bond

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$111,237
Gross Unrealized Depreciation	(1,617,206)
Net Unrealized Depreciation	$(1,505,969)

See Notes to Financial Statements.	36

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	70,273,161
Level 3 - Significant Unobservable Inputs	-
Total	$70,273,161

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
AFA
PORTFOLIO HOLDINGS
% of Total Investments
Municipal Bonds	97.5%
Money Market Fund	2.5%
100.0%

See Notes to Financial Statements.	37

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2017
ASSETS
. Total investments, at value (Cost $71,779,130)	$70,273,161
Receivables:
Fund shares sold	586,300
Dividends and interest	669,143
Prepaid expenses	4,190
Total Assets	71,532,794

LIABILITIES
Payables:
Investment securities purchased	1,280,163
Fund shares redeemed	21,090
Distributions payable	332
Accrued Liabilities:
Investment adviser fees	7,394
Trustees' fees and expenses	294
Fund services fees	10,113
Other expenses	11,922
Total Liabilities	1,331,308

NET ASSETS	$70,201,486

COMPONENTS OF NET ASSETS
Paid-in capital	$71,732,552
Undistributed net investment income	14
Accumulated net realized loss	(25,111)
Net unrealized depreciation	(1,505,969)
NET ASSETS	$70,201,486
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	7,063,562
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.94

See Notes to Financial Statements.	38

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MARCH 31, 2017
INVESTMENT INCOME
Dividend income .	$3,597
Interest income	606,274
Total Investment Income	609,871

EXPENSES
Investment adviser fees	117,359
Fund services fees	52,527
Custodian fees	3,471
Registration fees	3,370
Professional fees	15,492
Trustees' fees and expenses	2,733
Offering costs	3,749
Miscellaneous expenses	19,717
Total Expenses	218,418
Fees waived and expenses reimbursed	(87,646)
Net Expenses	130,772

NET INVESTMENT INCOME	479,099

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(25,096)
Net change in unrealized appreciation (depreciation) on investments	(2,120,867)
NET REALIZED AND UNREALIZED LOSS	(2,145,963)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,666,864)

See Notes to Financial Statements.	39

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS

	#
		For the Six Months Ended March 31, 2017	December 7, 2015* Through September 30, 2016
OPERATIONS
Net investment income		$479,099	$342,938
Net realized gain (loss)		(25,096)	1,041
Net change in unrealized appreciation (depreciation)		(2,120,867)	614,898
Increase (Decrease) in Net Assets Resulting from Operations		(1,666,864)	958,877

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income		(479,088)	(342,935)
Net realized gain		(1,056)	-
Total Distributions to Shareholders		(480,144)	(342,935)

CAPITAL SHARE TRANSACTIONS
Sale of shares		20,253,546	61,366,574
Reinvestment of distributions		477,738	339,173
Redemption of shares		(10,131,295)	(573,184)
Increase in Net Assets from Capital Share Transactions		10,599,989	61,132,563
Increase in Net Assets		8,452,981	61,748,505

NET ASSETS
Beginning of Period		61,748,505	-
End of Period (Including line (a))		$70,201,486	$61,748,505

SHARE TRANSACTIONS
Sale of shares		2,030,830	6,041,100
Reinvestment of distributions		48,228	33,194
Redemption of shares		(1,033,756)	(56,034)
Increase in Shares		1,045,302	6,018,260

(a) Undistributed net investment income		$14	$3
* Commencement of operations.

See Notes to Financial Statements.	40

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended March 31, 2017		December 7, 2015 (a) through September 30, 2016
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Period	$10.26		$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.07		0.10
Net realized and unrealized gain (loss)	(0.32)		0.26
Total from Investment Operations	(0.25)		0.36
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.07)		(0.10)
Net realized gain	—	(c)	—
Total Distributions to Shareholders	(0.07)		(0.10)
NET ASSET VALUE, End of Period	$9.94		$10.26
TOTAL RETURN	(2.42	)%(d)	3.56	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$70,201		$61,749
Ratios to Average Net Assets:
Net investment income	1.43	%(e)	1.19	%(e)
Net expenses	0.39	%(e)	0.39	%(e)
Gross expenses (f)	0.65	%(e)	0.84	%(e)
PORTFOLIO TURNOVER RATE	4	%(d)	5	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.01 per share.
(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	41

GURTIN VALUE FUNDS NOTES TO FINANCIAL STATEMENTS MARCH 31, 2017
Note 1. Organization
Gurtin National Municipal Opportunistic Value Fund, Gurtin California Municipal Opportunistic Value Fund, Gurtin National Municipal Intermediate Value Fund and Gurtin California Municipal Intermediate Value Fund (individually, a "Fund" and collectively, the "Funds") are non-diversified portfolios of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Each Fund currently offers two class of shares: Institutional Shares and Investor Shares.  As of March 31, 2017, Investor Shares for each Fund had not commenced operations. The Gurtin National Municipal Opportunistic Value Fund's investment objective is to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity.  The Gurtin California Municipal Opportunistic Value Fund's investment objective is to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity. The Gurtin National Municipal Intermediate Value Fund's investment objective is to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity. The Gurtin California Municipal Intermediate Value Fund's investment objective is to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity.
The Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund  commenced operations on November 3, 2014, after they acquired the net assets of privately offered funds managed by the Funds' adviser and portfolio management team (each a "Predecessor Fund" and collectively the "Predecessor Funds"). The Predecessor Funds of the Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund commenced operations on May 3, 2010.
On November 3, 2014, the Predecessor Funds reorganized into the Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund. The reorganization of net assets and unrealized gain from this tax-free transaction were as follows:
Fund	Date of Contribution	Net Assets	Shares Issued	Unrealized Gain on Investments Received from Reorganization
Gurtin National Municipal Opportunistic Value Fund	November 3, 2014	$46,288,768	4,628,877	$2,085,304

Gurtin California Municipal Opportunistic Value Fund	November 3, 2014	83,099,170	8,309,917	4,405,323

Effective August 1, 2016 Gurtin National Municipal Value Fund and Gurtin California Municipal Value Fund were renamed Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund, respectively.
The Gurtin National Municipal Intermediate Value Fund and Gurtin California Municipal Intermediate Value Fund  commenced operations on December 1, 2015, and December 7, 2015, respectively.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the

42

GURTIN VALUE FUNDS NOTES TO FINANCIAL STATEMENTS MARCH 31, 2017
principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund's pricing agent based on broker or dealer supplied valuations or evaluated bid pricing. Shares of open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are not readily available or (2) the Fund believes that the values available are unreliable. The Trust's Valuation Committee, as defined in each Fund's registration statement, performs certain functions as they relate to the administration and oversight of each Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser, as defined in Note 3, to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
Each Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of March 31, 2017, for each Fund's investments is included at the end of each Fund's schedule of investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared daily and paid monthly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of their taxable

43

GURTIN VALUE FUNDS NOTES TO FINANCIAL STATEMENTS MARCH 31, 2017
income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2017, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Offering Costs – Offering costs of $30,398 and $22,494 for the Gurtin National Municipal Opportunistic Value Fund, Gurtin California Municipal Opportunistic Value Fund, Gurtin National Municipal Intermediate Value Fund and Gurtin California Municipal Intermediate Value Fund, respectively, consist of fees related to certain startup legal costs, initial registration filings, and printing and mailing of the initial prospectus. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Funds. During the period ended March 31, 2017, the Gurtin National Municipal Opportunistic Value Fund, Gurtin California Municipal Opportunistic Value Fund, Gurtin National Municipal Intermediate Value Fund and Gurtin California Municipal Intermediate Value Fund expensed $5,066 and $3,749, respectively.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund's maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Fees and Expenses
Investment Adviser – Gurtin Municipal Bond Management, LLC (the "Adviser") is the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.45% of the average daily net assets of Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund and 0.35% of the average daily net assets of Gurtin National Municipal Intermediate Value Fund and Gurtin California Municipal Intermediate Value Fund.
Distribution – Foreside Fund Services, LLC serves as each Fund's distributor (the "Distributor"). The Funds have adopted a Distribution Plan (the "Plan") for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Funds pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

44

GURTIN VALUE FUNDS NOTES TO FINANCIAL STATEMENTS MARCH 31, 2017
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.60% and 0.85% of average daily net assets through February 1, 2018, of the Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund's Institutional Shares and Investor Shares, respectively, and to 0.39% of average daily net assets through February 1, 2018, of the Gurtin National Municipal Intermediate Value Fund and Gurtin California Municipal Intermediate Value Fund's Institutional and Investor Shares. Other fund service providers have voluntarily agreed to waive a portion of their fees.  Voluntary fee waivers may be reduced or eliminated at any time. For the period ended March 31, 2017, fees waived and expenses reimbursed were as follows:
Fund	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived and/or Expenses Reimbursed
Gurtin National Municipal Opportunistic Value Fund	$35,642	$13,211	$48,853
Gurtin California Municipal Opportunistic Value Fund	11,362	27,683	39,045
Gurtin National Municipal Intermediate Value Fund	116,135	21,770	137,905
Gurtin California Municipal Intermediate Value Fund	83,489	4,157	87,646

The Funds may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the net annual operating expenses of each Fund to exceed the expense cap in place at the time the fees were waived/reimbursed. As of March 31, 2017, $298,749, $221,395, $265,023 and $200,691 are subject to recoupment by the Adviser for the Gurtin National Municipal Opportunistic Value Fund, Gurtin California Municipal Opportunistic Value Fund, Gurtin National Municipal Intermediate Value Fund and Gurtin California Municipal Intermediate Value Fund, respectively.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended March 31, 2017, were as follows:

	Purchases	Sales
Gurtin National Municipal Opportunistic Value Fund	$44,003,918	$38,487,360
Gurtin California Municipal Opportunistic Value Fund	63,195,107	35,991,954
Gurtin National Municipal Intermediate Value Fund	38,634,751	10,857,535
Gurtin California Municipal Intermediate Value Fund	15,146,066	2,741,442

Note 6. Line of Credit
The Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund participate in a committed $14 million unsecured line of credit agreement with MUFG Union Bank, N.A.. The Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each Fund based on its borrowings at an amount above the LIBOR rate. Because the line of credit is not available exclusively to Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund, they may be unable to borrow some or all of the Funds' requested amounts at any particular time. During the period ended March 31, 2017, the Gurtin National Municipal Opportunistic Value Fund and Gurtin California Municipal Opportunistic Value Fund had no outstanding balances pursuant to this line of credit.

45

GURTIN VALUE FUNDS NOTES TO FINANCIAL STATEMENTS MARCH 31, 2017
Note 7. Federal Income Tax
As of September 30, 2016, distributable earnings (accumulated loss) on a tax basis were as follows:
	Other Temporary Differences	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Total
Gurtin National Municipal Opportunistic Value Fund	$(14,573)	$12,626	$208,570	$1,387	$3,486,368	$3,694,378
Gurtin California Municipal Opportunistic Value Fund	(6,075)	5,359	306,885	-	7,515,777	7,821,946
Gurtin National Municipal Intermediate Value Fund	(13,687)	13,387	34,144	-	1,279,966	1,313,810
Gurtin California Municipal Intermediate Value Fund	(481)	484	1,041	-	614,898	615,942

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to end of period distributions payable in each Fund and wash sales in Gurtin National Municipal Intermediate Value Fund.
Note 8. Recent Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the amendments to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017. Management is currently evaluating the impact that the amendments will have on the Funds' financial statements and related disclosures.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

46

GURTIN VALUE FUNDS ADDITIONAL INFORMATION MARCH 31, 2017

Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling (844) 342-5763 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Each Fund's proxy voting record for the period from each Fund's commencement of operations to June 30 is available, without charge and upon request, by calling (844) 342-5763 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016, through March 31, 2017.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
47

GURTIN VALUE FUNDS ADDITIONAL INFORMATION MARCH 31, 2017

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period *	Annualized Expense Ratio *
Gurtin National Municipal Opportunistic Value Fund
Actual	$1,000.00	$995.10	$2.98	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02	0.60%
Gurtin California Municipal Opportunistic Value Fund
Actual	$1,000.00	$988.33	$2.97	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02	0.60%
Gurtin National Municipal Intermediate Value Fund
Actual	$1,000.00	$978.23	$1.92	0.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97	0.39%
Gurtin California Municipal Intermediate Value Fund
Actual	$1,000.00	$975.76	$1.92	0.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97	0.39%

*
Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 365 to reflect the half-year period.

48

FOR MORE INFORMATION

INVESTMENT ADVISER
Gurtin Municipal Bond Management
440 Stevens Avenue, Suite 260
Solana Beach, CA 92075
www.gurtin.com

TRANSFER AGENT
Atlantic Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

P.O. Box 588
Portland, ME 04112
(844) 342-5763

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

223-SAR-0317

BAYWOOD FUNDS

Semi-Annual Report
March 31, 2017
(Unaudited)

Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com

BAYWOOD VALUEPLUS FUND A MESSAGE TO OUR SHAREHOLDERS MARCH 31, 2017

Dear Shareholder,

We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood ValuePlus Fund (the "Fund") for the six months ended March 31, 2017. The Fund is a large-capitalization value fund that purchases primarily dividend-paying companies traded on U.S. exchanges and uses SKBA's Relative Dividend Yield (RDY) discipline as the initial valuation framework. We believe that RDY points out attractive investment opportunities, not simply among companies with above-average dividend yield, but just as importantly among stocks for which low expectations are already discounted into their valuations at the time of purchase. This provides the potential for attractive capital appreciation opportunities, while offering desirable downside protection.

For a period fraught with nail-biting geo-political events and a post-election surge in Treasury bond yields, the Fund exceeded the return of the benchmarks and the median return of the Morningstar Large-Cap Value (LCV) funds in the final quarter of 2016 and lagged both in the first quarter of 2017. Earlier in the 2016 calendar year we increased ValuePlus' cyclical exposure when volatility widened the opportunity set. Taking advantage of these opportunities early in 2016 set up fourth quarter performance as financials and economically-sensitive stocks experienced a post-election surge based on the "hope" that the change in the party in power might lead to faster economic growth. As reality set in during the first quarter of 2017 that the Republican agenda would be much more difficult to achieve than market expectations, investors appeared to default back toward growth and technology stocks, with energy sector stocks producing negative returns during the market's overall advance. Despite the ups and downs of market sentiment and consensus expectations over the last twelve months, however, the Fund's total return exceeded both the S&P 500 and the median Morningstar LCV fund.

To repeat what may be a cliché – being a value investor is simple, but it is not easy. It is simple because the rules for successful investment are fairly well established. It is not easy, however, because we operate in a lonely place, where investors are too uncomfortable to move away from the consensus expectation that so often disagrees with our perspectives. But to use another cliché, no one ever made money by simply following the crowd, at least not over a longer timeframe.

So, in that vein we have been spending our time progressively taking advantage of the rolling-bear- markets in various sectors. From the peaks in 2013 and 2014, energy and commodities suffered a large decline in performance, providing investment opportunities from our RDY discipline in late 2015 and early 2016. Financials suffered from the extended decline in interest rates, creating further opportunities in the fourth quarter of 2016. In the second half of 2016, the healthcare sector's valuations become more depressed from severe political scrutiny over drug pricing. In the first quarter of 2017, consumer discretionary stocks, retailers in particular, suffered significant declines, creating opportunities in selective companies with good brand franchises. It is interesting to us that a recent sampling of Wall Street strategists—of Barrons magazine—almost universally suggest avoiding the consumer staples, REIT and utility sectors, sectors we have been underweight for over a year. Where were they last year, we ask?  We believe today's current portfolio positioning could pay off for patient Fund investors in the coming year.

During the period we initiated positions in LBrands, Morgan Stanley, Cardinal Health, Novo Nordisk, Gilead Sciences, Intel, Hewlett Packard and Coach. Our attraction to these companies comes from the combination of depressed valuations and our confidence in their long-term fundamental business strategies; yet the return opportunities we see may take two to three years to be fully realized.  Three out of the four positions we eliminated proved to be outstanding investments over just such time horizons (positions in Wells Fargo, Goldcorp, Baxter and Becton Dickinson among others were eliminated). We would like to continue such a record.

Our underweight position in electric utilities helped late in 2016 and hurt more recently due to fears  that President Trump's agenda will not easily be fulfilled. We are underweight utilities and have been for years not because of the administration but because of significant risks we see in the sector. We will continue to be underweight until we witness an improvement in either valuations or fundamentals, and preferably in both. Utilities performed poorly at the end of 2016 and strongly early this year, behaving as "bond proxies" in the era of ultra-low interest rates; at some point this link will break.  As many of the top performing sectors of 2016 performed poorly in the first quarter, so too did poor performing sectors last year perform well.  None of these short-term patterns are indicative of any changes to company fundamentals, however, and as such we continue to find more opportunities in areas that are being neglected.

There is an irony that in spite of indices reaching new highs, as value investors we have been able to capture more sources of excess return than we have in years and our opportunity set has not diminished. What is important to us is not so much the level of the market as it is the volatility that may grip certain industries at any point in time. As we assess the new administration's first few months in office, recent low levels of stock market volatility are unlikely to continue. As investors looking to take advantage of

1

BAYWOOD VALUEPLUS FUND A MESSAGE TO OUR SHAREHOLDERS MARCH 31, 2017
volatility-driven mis-pricings, we expect this environment to be like many we have taken advantage of in the past.  As with our actions in healthcare recently, we expect to find and purchase additional companies as they reach our level of valuation attraction.

For more detailed information on SKBA Capital Management, LLC and our investment process and perspectives, visit our website at www.SKBA.com.

Current and future portfolio holdings are subject to change and risk.

The Morningstar category is used to compare fund performance to its peers.  It is not possible to invest directly into an index or category.  Past performance is no guarantee of future results.

Risk Considerations:  Mutual fund investing involves risk, including the possible loss of principal. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts (ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

2

BAYWOOD VALUEPLUS FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017

Shares	Security Description	Value

Common Stock - 94.9%
Basic Materials - 5.7%
500	LyondellBasell Industries NV, Class A	$45,595
200	Packaging Corp. of America	18,324
2,300	The Mosaic Co.	67,114

		131,033
Capital Goods / Industrials - 7.2%
400	Eaton Corp. PLC	29,660
400	Republic Services, Inc.	25,124
300	Stanley Black & Decker, Inc.	39,861
400	The Boeing Co.	70,744

		165,389
Consumer Cyclicals - 3.4%
1,600	Ford Motor Co.	18,624
600	L Brands, Inc.	28,260
1,200	Mattel, Inc.	30,732

		77,616
Consumer Discretionary - 0.9%
500	Coach, Inc.	20,665

Consumer Staples - 8.3%
500	PepsiCo, Inc.	55,930
700	The Procter & Gamble Co.	62,895
1,000	Wal-Mart Stores, Inc.	72,080

		190,905
Energy - 13.6%
1,700	BP PLC, ADR	58,684
300	Chevron Corp.	32,211
700	ConocoPhillips	34,909
600	Helmerich & Payne, Inc.	39,942
1,300	Occidental Petroleum Corp.	82,368
300	Schlumberger, Ltd.	23,430
600	Valero Energy Corp.	39,774

		311,318
Financials - 20.1%
900	BB&T Corp.	40,230
600	BOK Financial Corp.	46,962
340	Chubb, Ltd.	46,325
1,200	FNF Group	46,728
500	JPMorgan Chase & Co.	43,920
500	M&T Bank Corp.	77,365
1,100	MetLife, Inc.	58,102
800	Morgan Stanley	34,272
1,300	U.S. Bancorp	66,950

		460,854
Health Care - 14.7%
900	AbbVie, Inc.	58,644
300	Cardinal Health, Inc.	24,465
800	Eli Lilly & Co.	67,288
300	Gilead Sciences, Inc.	20,376
1,100	HealthSouth Corp.	47,091
200	Johnson & Johnson	24,910

Shares	Security Description	Value

2,200	Koninklijke Philips NV, ADR	$70,642
700	Novo Nordisk A/S, ADR	23,996

		337,412
Technology - 15.1%
2,500	Cisco Systems, Inc.	84,500
200	Harris Corp.	22,254
1,500	HP, Inc.	26,820
600	Intel Corp.	21,642
200	International Business Machines Corp.	34,828
700	Microsoft Corp.	46,102
1,100	QUALCOMM, Inc.	63,074
300	TE Connectivity, Ltd.	22,365
300	Texas Instruments, Inc.	24,168

		345,753
Telecommunications - 2.3%
1,100	Verizon Communications, Inc.	53,625

Transportation - 2.4%
300	CH Robinson Worldwide, Inc.	23,187
300	Union Pacific Corp.	31,776
		54,963

Utilities - 1.2%
800	Exelon Corp.	28,784

Total Common Stock (Cost $1,935,776)	2,178,317

Money Market Fund - 4.8%
109,855	Federated Government Obligations Fund, Institutional Class, 0.60% (a) (Cost $109,855)	109,855

Total Investments - 99.7% (Cost $2,045,631)*	$2,288,172

Other Assets & Liabilities, Net – 0.3%	6,634
Net Assets – 100.0%	$2,294,806

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Variable rate security. Rate presented is as of March 31, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$280,175
Gross Unrealized Depreciation	(37,634)
Net Unrealized Appreciation	$242,541

See Notes to Financial Statements.	3

BAYWOOD VALUEPLUS FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$2,178,317
Level 2 - Other Significant Observable Inputs	109,855
Level 3 - Significant Unobservable Inputs	-
Total	$2,288,172

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
AFA

PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials	5.7%
Capital Goods / Industrials	8.6%
Consumer Cyclicals	3.4%
Consumer Discretionary	0.9%
Consumer Staples	8.3%
Energy	13.6%
Financials	20.1%
Health Care	14.8%
Technology	15.1%
Telecommunications	2.4%
Transportation	1.0%
Utilities	1.3%
Money Market Fund	4.8%

100.0%

See Notes to Financial Statements.	4

BAYWOOD VALUEPLUS FUND STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2017

ASSETS
. Total investments, at value (Cost $2,045,631)	$2,288,172
Receivables:
Fund shares sold	1,727
Investment securities sold	53,676
Dividends	3,304
From investment advisor	9,389
Prepaid expenses	22,118
Total Assets	2,378,386

LIABILITIES
Payables:
Investment securities purchased	70,983
Accrued Liabilities:
Trustees' fees and expenses	30
Fund services fees	4,007
Other expenses	8,560
Total Liabilities	83,580

NET ASSETS	$2,294,806

COMPONENTS OF NET ASSETS
Paid-in capital	$1,974,460
Undistributed net investment income	4,883
Accumulated net realized gain	72,922
Net unrealized appreciation	242,541
NET ASSETS	$2,294,806

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares	99,796
Institutional Shares	39,468

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $1,642,383)	$16.46
Institutional Shares (based on net assets of $652,423)	$16.53

AFA

See Notes to Financial Statements.	5

BAYWOOD VALUEPLUS FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MARCH 31, 2017

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $53) .	$33,477
Total Investment Income	33,477

EXPENSES
Investment advisor fees	5,714
Fund services fees	29,534
Transfer agent fees:
Investor Shares	8,774
Institutional Shares	9,442
Distribution fees:
Investor Shares	2,130
Custodian fees	2,457
Registration fees:
Investor Shares	6,920
Institutional Shares	7,444
Professional fees	13,145
Trustees' fees and expenses	1,141
Miscellaneous expenses	9,680
Total Expenses	96,381
Fees waived and expenses reimbursed	(86,251)
Net Expenses	10,130

NET INVESTMENT INCOME	23,347

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	100,549
Net change in unrealized appreciation (depreciation) on investments	71,683
NET REALIZED AND UNREALIZED GAIN	172,232
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$195,579

See Notes to Financial Statements.	6

BAYWOOD VALUEPLUS FUND STATEMENT OF CHANGES IN NET ASSETS

For the Six Months Ended March 31, 2017	December 1, 2015 Through September 30, 2016*
OPERATIONS
Net investment income	$23,347	$33,702
Net realized gain	100,549	54,453
Net change in unrealized appreciation (depreciation)	71,683	75,799
Increase in Net Assets Resulting from Operations	195,579	163,954

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Investor Shares	(16,413)	(184,835)
Institutional Shares	(6,285)	(59,920)
Net realized gain:
Investor Shares	(29,530)	(30,026)
Institutional Shares	(9,288)	(9,339)
Total Distributions to Shareholders	(61,516)	(284,120)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	37,421	222,661
Institutional Shares	73,427	82,490
Reinvestment of distributions:
Investor Shares	45,944	214,861
Institutional Shares	15,573	69,259
Redemption of shares:
1	Investor Shares	(241,432)	(4,481)
2	Institutional Shares	(4,505)	(17,824)
Increase (Decrease) in Net Assets from Capital Share Transactions	(73,572)	566,966
Increase in Net Assets	60,491	446,800

NET ASSETS
Beginning of Period	2,234,315	1,787,515
End of Period (Including line (a))	$2,294,806	$2,234,315

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	2,306	14,548
Institutional Shares	4,436	5,823
Reinvestment of distributions:
Investor Shares	2,800	14,608
Institutional Shares	944	4,691
Redemption of shares:
Investor Shares	(14,730)	(299)
Institutional Shares	(275)	(1,208)
Increase (Decrease) in Shares	(4,519)	38,163

(a)	Undistributed net investment income	$4,883	$4,234
*	Effective March 24, 2016, the Fund changed its fiscal year end from November 30 to September 30.

See Notes to Financial Statements.	7

BAYWOOD VALUEPLUS FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended March 31, 2017	For the Period Ended September 30, 2016(a)		For the Year Ended November 30, 2015	December 2, 2013 (b) Through November 30, 2014
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$15.52		$16.90	$19.28	$17.47
INVESTMENT OPERATIONS
Net investment income (c)	0.16		0.26	0.34	0.36
Net realized and unrealized gain (loss)	1.20		0.93	(1.06)	1.49
Total from Investment Operations	1.36		1.19	(0.72)	1.85
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.15)		(2.20)	(0.26)	(0.04)
Net realized gain	(0.27)		(0.37)	(1.40)	—
Total Distributions to Shareholders	(0.42)		(2.57)	(1.66)	(0.04)
NET ASSET VALUE, End of Period	$16.46		$15.52	$16.90	$19.28
TOTAL RETURN	8.77	%(d)	8.40%	(3.86)%	10.59	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$1,642	$1,699		$1,362	$1,471
Ratios to Average Net Assets:
Net investment income	1.98	%(e)	2.07%	1.97%	1.98	%(e)
Net expenses	0.95	%(e)	0.95%	0.95%	0.95	%(e)
Gross expenses (f)	7.39	%(e)	9.43%	5.80%	4.54	%(e)
PORTFOLIO TURNOVER RATE	22	%(d)	22%	32%	35	%(d)

(a)		Effective March 24, 2016, the Fund changed its fiscal year end from November 30 to September 30. The information presented is for the period December 1, 2015 through September 30, 2016.
(b)		Commencement of operations.
(c)		Calculated based on average shares outstanding during each period.
(d)		Not annualized.
(e)		Annualized.
(f)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	8

BAYWOOD VALUEPLUS FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended March 31, 2017		For the Period Ended September 30, 2016(a)	For the Year Ended November 30, 2015	December 2, 2013 (b) Through November 30, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$15.59		$17.00	$19.42	$17.56
INVESTMENT OPERATIONS
Net investment income (c)	0.18		0.29	0.39	0.41
Net realized and unrealized gain (loss)	1.20		0.94	(1.06)	1.50
Total from Investment Operations	1.38		1.23	(0.67)	1.91
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.17)		(2.27)	(0.35)	(0.05)
Net realized gain	(0.27)		(0.37)	(1.40)	—
Total Distributions to Shareholders	(0.44)		(2.64)	(1.75)	(0.05)
NET ASSET VALUE, End of Period	$16.53		$15.59	$17.00	$19.42
TOTAL RETURN	8.86	%(d)	8.65%	(3.58)%	10.87	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$652	$536		$426	$11,067
Ratios to Average Net Assets:
Net investment income	2.22	%(e)	2.30%	2.23%	2.26	%(e)
Net expenses	0.70	%(e)	0.70%	0.70%	0.70	%(e)
Gross expenses (f)	11.45	%(e)	14.43%	2.09%	2.50	%(e)
PORTFOLIO TURNOVER RATE	22	%(d)	22%	32%	35	%(d)

(a)				Effective March 24, 2016, the Fund changed its fiscal year end from November 30 to September 30. The inforrmation presented is for the period December 1, 2015 through September 30, 2016.
(b)				Commencement of operations.
(c)				Calculated based on average shares outstanding during each period.
(d)				Not annualized.
(e)				Annualized.
(f)				Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	9

BAYWOOD SOCIALLYRESPONSIBLE FUND A MESSAGE TO OUR SHAREHOLDERS MARCH 31, 2017

Dear Shareholder,

We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood SociallyResponsible Fund (the "Fund") for the six months ended March 31, 2017. The Fund is a mid-to-large capitalization value-oriented portfolio of stock holdings selected from a universe of stocks created through the application of inclusionary and exclusionary social screens and assessments of the ESG profile of each company. Among these stocks, we further evaluate and assess each prospective holding's valuation and fundamental business attraction to determine the current portfolio holdings. In selecting investments, we consider social criteria such as an issuer's community relations, corporate governance, employee diversity, employee relations, environmental impact and sustainability, human rights record and product safety. Using both quantitative and qualitative data, we also evaluate an issuer's involvement in specific revenue generating activities to determine whether the issuer's involvement was meaningful or incidental with respect to that activity.

For the six month period ending March 31, 2017, the Fund outperformed the MSCI KLD 400 Social Index and modestly underperformed the Russell 1000 Value Index and Morningstar's median Large-Cap Value (LCV) fund. In a period that witnessed an upheaval in the world's most important economy's political system, which whipsawed equities and resulted in a large dispersion of returns amongst managers, the steady returns the Fund achieved are no small feat. This was managed by not making bets on the outcome of Brexit, nor on the U.S. election nor on how many times the Fed will raises rates, but on purchasing companies whose valuations do not reflect positive effects should those or any other events occur. The strategy most certainly owned companies that benefited from both a rise in interest rates and the outcome of the election (if the two could even be separated), yet we most certainly did not pay up for the privilege. As a result over the last twelve months, the Fund exceeded the total return of the S&P 500 and Morningstar's median LCV fund.

Performance in the period can be best characterized by our "value" discipline, in which the culture of the firm and the people within it are loathe to over-pay for assets. The strategy accrued over 100 basis points against the Russell 1000 Value Index by simply being underweight the most expensive sectors. These aren't the high-flying stocks that pushed indices near highs last year (Facebook, Amazon, Netflix or Google), none of which we owned. Instead, these are your most traditionally defensive, stable, low beta stocks: consumer staples, real estate, telecom and utilities. Historically, these sectors tend to be out-of- favor in economic expansions due to slow growth and the majority of their earnings are distributed to shareholders as large dividends. However, they have behaved much differently recently than they have in the past as the ultra-low interest rate regime has forced investors to reach for yield, making them effective bond substitutes. This has pushed valuations to record highs, while at the same time each sector faces fundamental problems of their own that will result in them being more volatile going- forward. With seemingly unabated flows going into these sectors, others, by contrast, are being neglected.

Health care, in general, is one such sector and, as a result, we have spent much of our time looking for companies with strong fundamentals that are being mis-priced. Some of the highest returns recorded in the first quarter were in health care, the worst sector in the Russell 1000 Value for 2016. The rally occurred mostly in companies that were at multi-year lows from both decreased profitability and political rhetoric around drug pricing. We did not own these companies and therefore, despite the overweight position in health care, the selection effect offset the positive allocation contribution. The health care companies we do own will benefit from an aging population and the growing health care market, which produce steady earnings streams, strong cash flow and on the whole will likely behave more defensively as a group than other, more traditionally "defensive" sectors. LabCorp, Novo Nordisk and Cardinal Health were all added in the period and share those attributes.

In the fourth quarter of 2016, energy and financials accounted for nearly 95% of the Russell 1000 Value Index 6.5% return for the quarter. As such, the strategy's underweight position in financials and energy resulted in a modest shortfall. Other factors that detracted from performance were holdings within the consumer discretionary sector. Most of the weakness was offset by the contribution from our exposure to industrials as well as our decision to avoid the aforementioned "defensive" sectors. As it stands, the portfolio has a modest pro-cyclical bias, which increased throughout the period from our purchases of out-of-favor companies within economically sensitive sectors.

The first quarter of 2017 represented a reversal of sorts from what occurred in the market in 2016. Sectors that performed well in 2016 produced some of the lowest returns, and those that did the best took a breather. Financials and energy, both of which returned well in excess of the overall market in 2016, lagged the market in the first quarter of 2017.

Information technology was the best performing sector in the Russell 1000 Value Index for the quarter. Our overweight position contributed to returns, however one company's performance, Qualcomm, nearly offset the sector contributions. Qualcomm was one of the portfolios best performing stocks last year when attacks on its royalty stream began to fade from headlines and investors

10

BAYWOOD SOCIALLYRESPONSIBLE FUND A MESSAGE TO OUR SHAREHOLDERS MARCH 31, 2017

focused on underlying profitability. Yet in January, headline risk manifested itself again when Apple sued Qualcomm on its royalty practices. The full sum of payments Apple is seeking to reduce will not likely be realized as we perceive it to be a starting point for negotiations. However, since its business model continues to be assailed by phone makers and governments abroad, we have reduced its earning power accordingly.  The position size is now reflective of the likely reduction in its royalty streams. One can easily view Apple's aggressive actions as a way to squeeze more margins out of a declining market, an ominous sign for Apple and its supply chain.

Companies we tend to favor have similar characteristics: high cash flow, dominant market share, attractively valued and improving fundamentals; there is no better place today to find an abundance of these characteristics than in parts of the information technology sector. Consolidation and the realization of value in software are providing a boom for the profitability and market positions for many IT companies and is one of the many reasons we are overweight. One such company, Intel, a recent addition, recently announced it will acquire MobilEye—a form of avoided research and development from our perspective. This will expand its reach into the large and fast-growing automotive content market, where the amount of data and devices estimated to be required for fully autonomous driving is staggering. It is not surprising to us that it is beginning to attract more attention. TE Connectivity, a company we have owned since it was separated from Tyco, has benefitted from the increased content in autos. Its valuation is near full, however, as its management has shaped its portfolio of assets to the benefit of its margins and market position, thus realizing its earning potential. We reduced the position in the first quarter in favor of Sensata Technologies, a company in the same industry with more benefit to increases in the growth in sensors. Our investment in Sensata checks all the boxes in terms of cash flow, market position, fundamentals and valuation and we hope to be owners for a number of years.

Another company we find attractive that should also benefit from recent consolidation is Hewlett Packard. It too checks a number of boxes in terms of high cash flow, market position and valuation, yet it is operating in a declining market. The extent to which its price increases can offset declines in the sales of personal computers and printers will determine the success of our investment to a degree, an event that we consider likely given the recent consolidation in the sector. Furthermore, its valuation suggests a much stronger decline than we think is likely, which should limit its downside while offering strong return characteristics. We initiated a position in Hewlett Packard recently and while still early, the position has already proven to be profitable.

In the period we lowered Cabot, AIG, Metlife and Radian, all successful investments, and eliminated Ford, Albermarle, Stanley Black & Decker, Berkshire Hathaway, Republic Services, USG, Packaging Corp and Fox. These were done in favor of the newly initiated positions previously discussed as well as increased positions in Discovery, Royal Philips, Mosaic and Verizon.

As we look forward to the remainder of the year, we continue to see risk in the market as the "hope" trade fades and the bull market runs out of steam. An economy can only expand so far and when stock market valuations run ahead of fundamentals it is prudent to place a premium on caution. Our approach has always been to avoid over-valued stocks and purchasing those that are under-valued, while at the same time applying our environmental, social, and governance criteria to each investment we make. The recent bouts of volatility within whole sectors has provided us the opportunity to add downside protection in what appears to be a frothy market, while retaining attractive upside characteristics. Our exposure to individual stocks and sectors will change over time as a result of the opportunity set the market presents and investors can rest assured we will manage through the volatility with prudence, responsibly.

For more detailed information on SKBA Capital Management, LLC and our investment process and perspectives, visit our website at www.SKBA.com.

Current and future portfolio holdings are subject to change and risk.

The Russell 1000 Value Index, MSCI KLD 400 Social Index and the Morningstar Category is used to compare fund performance to its peers.  It is not possible to invest directly into an index or category.  Past performance is no guarantee of future results.

Risk Considerations:  Mutual fund investing involves risk, including the possible loss of principal. Socially responsible investment criteria may limit the number of investment opportunities available to the Fund or it may invest a larger portion of its assets in certain sectors which could be more sensitive to market conditions, economic, regulatory and environmental developments. These factors could negatively impact the Fund's returns. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts (ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

11

BAYWOOD SOCIALLYRESPONSIBLE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017

Shares	Security Description	Value

Common Stock - 94.5%
Basic Materials - 2.6%
7,300	The Mosaic Co.	$213,014

Capital Goods / Industrials - 5.4%
4,938	Johnson Controls International PLC	207,989
2,500	Pentair PLC	156,950
1,800	Sensata Technologies Holding NV (a)	78,606

		443,545
Consumer Cyclicals - 3.3%
1,600	L Brands, Inc.	75,360
15,800	TRI Pointe Group, Inc. (a)	198,132

		273,492
Consumer Discretionary - 5.9%
4,800	AutoNation, Inc. (a)	202,992
9,900	Discovery Communications, Inc., Class C (a)	280,269

		483,261
Consumer Staples - 4.2%
1,400	PepsiCo, Inc.	156,604
2,100	The Procter & Gamble Co.	188,685

		345,289
Energy - 8.7%
4,600	Cabot Oil & Gas Corp.	109,986
1,700	ConocoPhillips	84,779
5,800	Devon Energy Corp.	241,976
4,100	National Oilwell Varco, Inc.	164,369
3,800	Range Resources Corp.	110,580

		711,690
Financials - 21.7%
6,100	Air Lease Corp.	236,375
2,900	American Express Co.	229,419
1,900	American International Group, Inc.	118,617
13,300	Bank of America Corp.	313,747
2,300	BOK Financial Corp.	180,021
5,750	Brookfield Asset Management, Inc., Class A	209,645
1,800	M&T Bank Corp.	278,514
2,600	MetLife, Inc.	137,332
4,400	Radian Group, Inc.	79,024

		1,782,694
Health Care - 20.1%
2,300	AbbVie, Inc.	149,868
3,085	Baxter International, Inc.	159,988
1,500	Becton Dickinson and Co.	275,160
1,400	Cardinal Health, Inc.	114,170
3,000	DaVita, Inc. (a)	203,910
5,500	HealthSouth Corp.	235,455
10,000	Koninklijke Philips NV, ADR	321,100

Shares	Security Description	Value

800	Laboratory Corp. of America Holdings (a)	$114,776
2,400	Novo Nordisk A/S, ADR	82,272

		1,656,699
Technology - 18.3%
7,800	Cisco Systems, Inc.	263,640
7,000	Corning, Inc.	189,000
9,500	HP, Inc.	169,860
4,500	Intel Corp.	162,315
700	International Business Machines Corp.	121,898
2,300	Microsoft Corp.	151,478
3,000	Oracle Corp.	133,830
4,200	QUALCOMM, Inc.	240,828
1,000	TE Connectivity, Ltd.	74,550

		1,507,399
Telecommunications - 2.4%
4,100	Verizon Communications, Inc.	199,875

Transportation- 1.9%
1,500	Union Pacific Corp.	158,880

Total Common Stock (Cost $6,877,951)	7,775,838

Money Market Fund - 5.6%
463,860	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 0.61% (b) (Cost $463,860)	463,860

Total Investments - 100.1% (Cost $7,341,811)*	$8,239,698

Other Assets & Liabilities, Net – (0.1)%	(6,837)
Net Assets – 100.0%	$8,232,861

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,029,209
Gross Unrealized Depreciation	(131,322)
Net Unrealized Appreciation	$897,887

See Notes to Financial Statements.	12

BAYWOOD SOCIALLYRESPONSIBLE FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$7,775,838
Level 2 - Other Significant Observable Inputs	463,860
Level 3 - Significant Unobservable Inputs	-
Total	$8,239,698

The Level 1 value displayed in this table is Common Stock.  The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
AFA

PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials	2.6%
Capital Goods / Industrials	7.3%
Consumer Cyclicals	3.3%
Consumer Discretionary	5.9%
Consumer Staples	4.2%
Energy	8.7%
Financials	21.6%
Health Care	20.1%
Technology	18.3%
Telecommunications	2.4%
Money Market Fund	5.6%

100.0%

AFA

See Notes to Financial Statements.	13

BAYWOOD SOCIALLYRESPONSIBLE FUND STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2017

ASSETS
. Total investments, at value (Cost $7,341,811)	$8,239,698
Receivables:
Fund shares sold	2,637
Investment securities sold	20,913
Dividends	10,277
From investment advisor	438
Prepaid expenses	19,287
Total Assets	8,293,250

LIABILITIES
Payables:
Investment securities purchased	49,564
Fund shares redeemed	3
Accrued Liabilities:
Trustees' fees and expenses	25
Fund services fees	3,907
Other expenses	6,890
Total Liabilities	60,389

NET ASSETS	$8,232,861

COMPONENTS OF NET ASSETS
Paid-in capital	$7,693,206
Distributions in excess of net investment income	(220)
Accumulated net realized loss	(358,012)
Net unrealized appreciation	897,887
NET ASSETS	$8,232,861

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares	278,940
Institutional Shares	472,740

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $3,057,913)	$10.96
Institutional Shares (based on net assets of $5,174,948)	$10.95

See Notes to Financial Statements.	14

BAYWOOD SOCIALLYRESPONSIBLE FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED MARCH 31, 2017

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $4,148) .	$169,305
Total Investment Income	169,305

EXPENSES
Investment advisor fees	51,661
Fund services fees	35,511
Transfer agent fees:
Investor Shares	8,431
Institutional Shares	8,977
Distribution fees:
Investor Shares	11,726
Custodian fees	2,372
Registration fees:
Investor Shares	5,455
Institutional Shares	5,823
Professional fees	13,236
Trustees' fees and expenses	1,396
Miscellaneous expenses	14,785
Total Expenses	159,373
Fees waived and expenses reimbursed	(81,964)
Net Expenses	77,409

NET INVESTMENT INCOME	91,896

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	999,139
Net change in unrealized appreciation (depreciation) on investments	96,307
NET REALIZED AND UNREALIZED GAIN	1,095,446
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,187,342

See Notes to Financial Statements.	15

BAYWOOD SOCIALLYRESPONSIBLE FUND STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended March 31, 2017	For the Year Ended September 30, 2016
OPERATIONS
Net investment income	$91,896	$675,355
Net realized gain (loss)	999,139	(1,239,017)
Net change in unrealized appreciation (depreciation)	96,307	15,453,930
Increase in Net Assets Resulting from Operations	1,187,342	14,890,268

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Investor Shares	(45,896)	(539,156)
Institutional Shares	(46,220)	(213,418)
Net realized gain:
Investor Shares	-	(1,155,096)
Institutional Shares	-	(750,918)
Total Distributions to Shareholders	(92,116)	(2,658,588)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares	398,015	1,397,425
Institutional Shares	90,907	8,353,879
Reinvestment of distributions:
Investor Shares	45,162	1,686,621
Institutional Shares	45,913	944,207
Redemption of shares:
1	Investor Shares	(7,959,156)	(14,388,052)
2	Institutional Shares	(928,464)	(256,204,428)
Decrease in Net Assets from Capital Share Transactions	(8,307,623)	(258,210,348)
Decrease in Net Assets	(7,212,397)	(245,978,668)

NET ASSETS
Beginning of Period	15,445,258	261,423,926
End of Period (Including line (a))	$8,232,861	$15,445,258

SHARE TRANSACTIONS
Sale of shares:
Investor Shares	37,166	152,505
Institutional Shares	8,357	792,315
Reinvestment of distributions:
Investor Shares	4,220	172,979
Institutional Shares	4,240	96,286
Redemption of shares:
Investor Shares	(737,900)	(1,619,069)
Institutional Shares	(87,059)	(23,760,340)
Decrease in Shares	(770,976)	(24,165,324)

(a)	Distributions in excess of net investment income	$(220)	$-

See Notes to Financial Statements.	16

BAYWOOD SOCIALLYRESPONSIBLE FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended	For the Years Ended September 30,
INVESTOR SHARES	March 31, 2017		2016	2015	2014	2013	2012
NET ASSET VALUE, Beginning of Period	$10.14		$10.16	$11.42	$12.26	$10.04	$8.37
INVESTMENT OPERATIONS
Net investment income (a)	0.06		0.08	0.11	0.18	0.09	0.11
Net realized and unrealized gain (loss)	0.82		0.71	(0.98)	1.15	2.22	1.67
Total from Investment Operations	0.88		0.79	(0.87)	1.33	2.31	1.78
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.06)		(0.28)	(0.10)	(0.15)	(0.09)	(0.11)
Net realized gain	—		(0.53)	(0.29)	(2.02)	—	—
Total Distributions to Shareholders	(0.06)		(0.81)	(0.39)	(2.17)	(0.09)	(0.11)
NET ASSET VALUE, End of Period	$10.96		$10.14	$10.16	$11.42	$12.26	$10.04
TOTAL RETURN	8.65	%(b)	8.28%	(7.86)%	12.11%	23.12%	21.28%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$3,058	$9,890		$23,045	$26,763	$31,387	$25,631
Ratios to Average Net Assets:
Net investment income	1.16	%(c)	0.77%	0.99%	1.55%	0.81%	1.13%
Net expenses	1.14	%(c)	1.28%	1.14%	1.14%	1.13%	1.15%
Gross expenses (d)	2.15	%(c)	1.84%	1.37%	1.46%	1.38%	1.40%
PORTFOLIO TURNOVER RATE	22	%(b)	57%	29%	34%	42%	38%

(a)				Calculated based on average shares outstanding during each period.
(b)				Not annualized.
(c)				Annualized.
(d)				Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	17

BAYWOOD SOCIALLYRESPONSIBLE FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six Months Ended	For the Year Ended September 30,
INSTITUTIONAL SHARES	March 31, 2017	2016	2015	2014	2013	2012
NET ASSET VALUE, Beginning of Period	$10.15	$10.18	$11.45	$12.28	$10.06	$8.38
INVESTMENT OPERATIONS
Net investment income (a)	0.07	0.14	0.14	0.19	0.12	0.13
Net realized and unrealized gain (loss)	0.83	0.66	(0.99)	1.18	2.22	1.68
Total from Investment Operations	0.90	0.80	(0.85)	1.37	2.34	1.81
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.10)	(0.30)	(0.13)	(0.18)	(0.12)	(0.13)
Net realized gain	—	(0.53)	(0.29)	(2.02)	—	—
Total Distributions to Shareholders	(0.10)	(0.83)	(0.42)	(2.20)	(0.12)	(0.13)
NET ASSET VALUE, End of Period	$10.95	$10.15	$10.18	$11.45	$12.28	$10.06
TOTAL RETURN	8.84	%(b)	8.40%	(7.70)%	12.46%	23.38%	21.63%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$5,175	$5,555	$238,379	$172,830	$45,357	$80,109
Ratios to Average Net Assets:
Net investment income	1.39	%(c)	1.35%	1.22%	1.62%	1.10%	1.37%
Net expenses	0.89	%(c)	0.89%	0.89%	0.89%	0.87%	0.90%
Gross expenses (d)	2.17	%(c)	1.00%	0.87	%(e)	0.96%	0.87%	0.90%
PORTFOLIO TURNOVER RATE	22	%(b)	57%	29%	34%	42%	38%

(a)	Calculated based on average shares outstanding during each period.
(b)	Not annualized.
(c)	Annualized.
(d)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(e)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
See Notes to Financial Statements.	18

BAYWOOD FUNDS NOTES TO FINANCIAL STATEMENTS MARCH 31, 2017

Note 1. Organization
Baywood ValuePlus Fund and Baywood SociallyResponsible Fund (individually, a "Fund" and collectively, the "Funds") are diversified portfolios of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. The Baywood ValuePlus Fund commenced operations on December 2, 2013. The Baywood ValuePlus Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Baywood ValuePlus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities.
On December 2, 2013, the Baywood ValuePlus Fund commenced operations through a reorganization of a collective investment trust into the Baywood ValuePlus Fund.  The collective investment trust was previously managed by the Baywood ValuePlus Fund's Advisor and portfolio management team.  This collective investment trust was organized and commenced operations on June 27, 2008.  The collective investment trust had an investment objective and strategies that were, in all material respects, identical to those of the Baywood ValuePlus Fund.  The net assets and unrealized gain received by the Baywood ValuePlus Fund from this tax-free reorganization were as follows:
Date of Contribution	Net Assets Investor Shares	Net Assets Institutional Shares	Shares Issued Investor Shares	Shares Issued Institutional Shares	Cost of Investments	Unrealized Gain on Investments
December 2, 2013	$2,099,735	$10,168,720	120,217	579,166	$9,396,973	$2,372,564

In addition to the securities transferred in, as noted above, $498,918 of cash and other receivables were also transferred in as part of the reorganization.
The Baywood SociallyResponsible Fund commenced operations on January 3, 2005. The Baywood SociallyResponsible Fund currently offers two classes of shares: Investor Shares and Institutional Shares. The Baywood SociallyResponsible Fund seeks to provide long-term capital growth.
On December 7, 2015, at a special meeting of shareholders of Baywood SociallyResponsible Fund, formerly City National Rochdale Socially Responsible Equity Fund, a series of City National Rochdale Funds (the "Predecessor Fund"), the shareholders approved a proposal to reorganize the Predecessor Fund into the Baywood SociallyResponsible Fund, a newly created series of the Forum Funds II.  The Predecessor Fund was sub-advised by the Fund's Advisor, SKBA Capital Management, LLC, with the same portfolio managers as Baywood SociallyResponsible Fund.  The Baywood SociallyResponsible Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines and restrictions. The primary purpose of the reorganization was to move the Predecessor Fund to a newly created series of Forum Funds II.  As a result of the reorganization, the Baywood SociallyResponsible Fund is now operating under the supervision of a different board of trustees. On January 8, 2016, the Baywood SociallyResponsible Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The shares of the Predecessor Fund were, in effect, exchanged on a tax-free basis for Shares of the Baywood SociallyResponsible Fund with the same aggregate value.  No commission or other transactional fees were imposed on shareholders in connection with the tax-free exchange of their shares.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.

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BAYWOOD FUNDS NOTES TO FINANCIAL STATEMENTS MARCH 31, 2017
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are not readily available or (2) the Fund believes that the values available are unreliable. The Trust's Valuation Committee, as defined in each Fund's registration statement, performs certain functions as they relate to the administration and oversight of each Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Advisor, as defined in Note 3, to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
Each Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of March 31, 2017, for each Fund's investments is included in each Fund's Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after each Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2017, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses
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BAYWOOD FUNDS NOTES TO FINANCIAL STATEMENTS MARCH 31, 2017

attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund's maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the "Advisor") is the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement, the Advisor receives an advisory fee at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood ValuePlus Fund and Baywood SociallyResponsible Fund, respectively.
Distribution – Foreside Fund Services, LLC serves as each Fund's distributor (the "Distributor"). The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 of the Act. Under the Plan, each Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of each Fund's average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Funds. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expenses Reimbursed and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) for Investor Shares to 0.95% and Institutional Shares to 0.70% through January 31, 2018, for Baywood ValuePlus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) for Investor Shares to 1.14% and Institutional Shares to 0.89% through January 31, 2018 for Baywood SociallyResponsible Fund. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended March 31, 2017, fees waived and expenses reimbursed were as follows:
Investment Advisor Fees Waived	Investment Advisor Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed

Baywood ValuePlus Fund	$5,714	$58,251	$22,286	$86,251
Baywood SociallyResponsible Fund	51,660	8,885	21,419	81,964

The Funds may repay the Advisor for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Funds net annual operating expenses of that class to exceed the expense cap in place at the time the fees were waived/reimbursed. As of March 31, 2017, $523,555 and $151,592, in the Baywood ValuePlus Fund and Baywood SociallyResponsible Fund, respectively is subject to recapture by the Advisor.

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BAYWOOD FUNDS NOTES TO FINANCIAL STATEMENTS MARCH 31, 2017

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended March 31, 2017, were as follows:

	Purchases	Sales
Baywood ValuePlus Fund	$476,443	$607,628
Baywood SociallyResponsible Fund	2,980,004	10,765,878

Note 6. Federal Income Tax
As of September 30, 2016, distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total

Baywood ValuePlus Fund	$4,234	$36,207	$-	$145,842	$186,283
Baywood SociallyResponsible Fund	-	-	(377,036)	(178,535)	(555,571)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales.
For tax purposes, the Baywood SociallyResponsible Fund's prior year post-October loss was $377,036 (realized during the period November 1, 2015 through September 30, 2016). This loss was recognized for tax purposes on the first business day of the Fund's current fiscal year, October 1, 2016.
Note 7. Recent Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the amendments to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017. Management is currently evaluating the impact that the amendments will have on the Fund's financial statements and related disclosures.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.
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BAYWOOD FUNDS ADDITIONAL INFORMATION MARCH 31, 2017

Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling (855) 409-2297 and on the U.S. Securities and Exchange Commision's website at www.sec.gov. Each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 409-2297 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016, through March 31, 2017.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	October 1, 2016	March 31, 2017	Period*	Ratio*
Baywood ValuePlus Fund
Investor Shares
Actual	$1,000.00	$1,087.66	$4.94	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Institutional Shares
Actual	$1,000.00	$1,088.57	$3.64	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%

*
Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182 divided by 365 to reflect the half-year period.

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BAYWOOD FUNDS ADDITIONAL INFORMATION MARCH 31, 2017

Beginning	Ending	Expenses	Annualized
Account Value	Account Value	Paid During	Expense
October 1, 2016	March 31, 2017	Period*	Ratio*

Baywood SociallyResponsible Fund
Investor Shares
Actual	$1,000.00	$1,086.53	$5.93	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.74	1.14%
Institutional Shares
Actual	$1,000.00	$1,088.35	$4.63	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.48	0.89%

*
Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 365 to reflect the half-year period.

24

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 15, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	May 15, 2017